File No.2-65232
                                                                       811-2946

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 [X]

      Pre-Effective Amendment No.                                       [__]

      Post-Effective Amendment No. 32                                   [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         [X]

      Amendment No. 32                                                  [X]

                             (Check appropriate box or boxes.)

                         DREYFUS MUNICIPAL MONEY MARKET FUND, INC.
                     (Exact Name of Registrant as Specified in Charter)


            c/o The Dreyfus Corporation
            200 Park Avenue, New York, New York       10166
            (Address of Principal Executive Offices)  (Zip Code)

      Registrant's Telephone Number, including Area Code: (212) 922-6000

                                    Mark N. Jacobs, Esq.
                                      200 Park Avenue
                                  New York, New York 10166
                          (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

            immediately upon filing pursuant to paragraph (b)
      ----
       X    on October 1, 2001 pursuant to paragraph (b)
      ----
            60 days after filing pursuant to paragraph (a)(1)
      ----
            on     (date)     pursuant to paragraph (a)(1)
      ----
            75 days after filing pursuant to paragraph (a)(2)
      ----
            on     (date)      pursuant to paragraph (a)(2) of Rule 485
      ----



If appropriate, check the following box:

            this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
      ----

Dreyfus Municipal Money Market Fund, Inc.

Seeking current income exempt from federal income tax by investing in short-term, high quality municipal obligations

PROSPECTUS October 1, 2001

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

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                                 Contents

                                  THE FUND
----------------------------------------------------

                             2    Goal/Approach

                             3    Main Risks

                             4    Past Performance

                             5    Expenses

                             6    Management

                             7    Financial Highlights

                                  YOUR INVESTMENT
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                             8    Account Policies

                            11    Distributions and Taxes

                            12    Services for Fund Investors

                            14    Instructions for Regular Accounts

                                  FOR MORE INFORMATION
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                                  Back Cover

What every investor should know about the fund

Information for managing your fund account

Where to learn more about this and other Dreyfus funds

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The Fund

Dreyfus Municipal  Money Market Fund, Inc.
-------------------------------
Ticker Symbol: DTEXX

GOAL/APPROACH

The fund seeks as high a level of current income exempt from federal income tax as is consistent with the preservation of capital and the maintenance of liquidity. As a money market fund, the fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price.

To pursue this goal, the fund normally invests substantially all of its assets in short-term municipal obligations that provide income exempt from federal income tax. When the fund manager believes that acceptable municipal obligations are unavailable for investment, the fund may invest temporarily in high quality, taxable money market instruments.

Municipal obligations are typically of two types:

* general obligation bonds, which are secured by the full faith and credit of the issuer and its taxing power

* revenue bonds, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls

MORE INFORMATION ON THE FUND CAN BE FOUND IN THE CURRENT ANNUAL/SEMIANNUAL REPORT (SEE BACK COVER).

Concepts to understand

MONEY MARKET FUND: a specific type of fund that seeks to maintain a $1.00 price per share. Money market funds are subject to strict federal requirements and must:

*    maintain an average dollar-weighted portfolio maturity of 90 days or less

* buy individual securities that have remaining maturities of 13 months or less

*    invest only in high quality, dollar-denominated obligations





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MAIN RISKS

The fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

While the fund has maintained a constant share price since inception and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

*    interest rates could rise sharply, causing the fund's share price to drop

* any of the fund's holdings could have its credit rating downgraded or could default

Although the fund's objective is to generate income exempt from federal income tax, interest from some of its holdings may be subject to the federal alternative minimum tax. In addition, the fund occasionally may invest in high quality, taxable money market instruments.


Concepts to understand

CREDIT RATING: a measure of the issuer's expected ability to make all required interest and principal payments in a timely manner. An issuer with the highest credit rating has a very strong degree of certainty (or safety) with respect to making all payments. An issuer with the second-highest credit rating still has a strong capacity to make all payments, although the degree of safety is somewhat less.

Generally, the fund is required to invest at least 95% of its assets in the securities of issuers with the highest credit rating or the unrated equivalent as determined by Dreyfus, with the remainder invested in securities with the second-highest credit rating. Commercial paper purchased by the fund must be of the highest credit quality.

The Fund


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PAST PERFORMANCE

The bar chart and table below show some of the risks of investing in the fund. The bar chart shows the changes in the fund's performance from year to year. The table shows the fund's average annual total return over time. Of course, past performance is no guarantee of future results.
                        --------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)

4.07   2.53   2.02   2.38   3.37   2.95   3.13   2.97   2.72   3.60
91     92     93     94     95     96     97     98     99     00

BEST QUARTER:                                 Q1 '91         +1.07%

WORST QUARTER:                                Q1 '94         +0.45%

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 6/30/01 WAS 1.45%.
                        --------------------------------------------------------

Average annual total return AS OF 12/31/00

1 Year                        5 Years              10 Years
--------------------------------------------------------------------------------

3.60%                         3.07%                 2.97%

For the fund's current 7-day yield, please call toll-free: 1-800-645-6561.


What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.




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EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price. The fund has no sales charge (load) or Rule 12b-1 distribution fees.
                        --------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                           0.50%

Shareholder services fee                                                  0.04%

Other expenses                                                            0.05%
                        --------------------------------------------------------

TOTAL                                                                     0.59%
                        --------------------------------------------------------


Expense example

1 Year                           3 Years                     5 Years                            10 Years

--------------------------------------------------------------------------------------------------------------------

$60                               $189                        $329                                $738



This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.

SHAREHOLDER SERVICES FEE: a fee of up to 0.25% used to reimburse the fund's distributor for shareholder account service and maintenance.

OTHER EXPENSES: fees paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees.

The Fund



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MANAGEMENT

The investment adviser for the fund is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages more than $168 billion in over 190 mutual fund portfolios. For the past fiscal year, the fund paid Dreyfus a management fee at an annual rate of 0.50% of the fund's average daily net assets. Dreyfus is the primary mutual fund business of Mellon Financial Corporation, a global financial services company with approximately $2.8 trillion of assets under management, administration or custody, including approximately $585 billion under management. Mellon provides wealth management, global investment services and a comprehensive array of banking services for individuals, businesses and institutions. Mellon is headquartered in Pittsburgh, Pennsylvania.

The fund, Dreyfus and Dreyfus Service Corporation (the fund's distributor) have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the fund. The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. Its primary purpose is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.



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FINANCIAL HIGHLIGHTS

This table describes the fund's performance for the fiscal periods indicated. "Total return" shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been independently audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the annual report.


                                                                                     YEAR ENDED MAY 31,

                                                              2001           2000           1999            1998           1997
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)

Net asset value, beginning of period                           1.00           1.00            1.00           1.00           1.00

Investment operations:

      Investment income -- net                                 .034           .030            .027           .031           .029

Distributions:

      Dividends from investment
      income -- net                                          (.034)         (.030)          (.027)         (.031)         (.029)

Net asset value, end of period                                 1.00           1.00            1.00           1.00           1.00

Total return (%)                                               3.46           3.05            2.78           3.13           2.98
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RATIOS/SUPPLEMENTAL DATA

Ratio of expenses
to average net assets (%)                                       .59            .62             .63            .66            .65

Ratio of net investment income
to average net assets (%)                                      3.39           3.00            2.73           3.08           2.94
------------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period ($ x 1,000)                       920,718        829,854         901,128        903,717      1,024,649


The Fund



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Your Investment

ACCOUNT POLICIES

Buying shares

You pay no sales charges to invest in this fund. Your price for fund shares is the fund's net asset value per share (NAV), which is generally calculated as of 12:00 noon Eastern time every day the New York Stock Exchange is open. Your order will be priced at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. The fund's portfolio securities are valued at amortized cost, which does not take into account unrealized gains or losses. As a result, portfolio securities are valued at their acquisition cost and adjusted for discounts or premiums reflected in their purchase price. This method of valuation is designed for the fund to be able to price its shares at $1.00 per share. Because the fund seeks tax-exempt income, it is not recommended for purchase in IRAs or other qualified retirement plans.
                        --------------------------------------------------------

Minimum investments

                                                Initial      Additional
                        --------------------------------------------------------

REGULAR ACCOUNTS                                $2,500      $100
                                                            $500 FOR DREYFUS
                                                            TELETRANSFER
                                                            INVESTMENTS

DREYFUS AUTOMATIC                               $100        $100
INVESTMENT PLANS

All investments must be in U.S. dollars. Third-party checks cannot be accepted. You may be charged a fee for any check that does not clear. Maximum Dreyfus TeleTransfer purchase is $150,000 per day.

Concepts to understand

NET ASSET VALUE (NAV): a mutual fund's share price on a given day. A fund's NAV is calculated by dividing the value of its net assets by the number of existing shares.

When calculating its NAV, the fund's investments generally are valued by an independent pricing service approved by the fund's board. The pricing service's procedures are reviewed under the general supervision of the board.



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Selling shares

You may sell (redeem) shares at any time. Your shares will be sold at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. Any certificates representing fund shares being sold must be returned with your redemption request. Your order will be processed promptly and you generally will receive the proceeds within a week.

Before selling or writing a check against shares recently purchased by check, Dreyfus TeleTransfer or Automatic Asset Builder, please note that:

* if you send a written request to sell such shares, the fund may delay selling the shares for up to eight business days following the purchase of those shares

* the fund will not honor redemption checks, or process wire, telephone or Dreyfus TeleTransfer redemption requests, for up to eight business days following the purchase of those shares

--------------------------------------------------------

Limitations on selling shares by phone

Proceeds
sent by                                   Minimum       Maximum
                        --------------------------------------------------------

CHECK                                     NO MINIMUM    $250,000 PER DAY

WIRE                                      $1,000        $500,000 FOR JOINT
                                                        ACCOUNTS
                                                        EVERY 30 DAYS

DREYFUS                                   $500          $500,000 FOR JOINT
                                                        ACCOUNTS
TELETRANSFER                                            EVERY 30 DAYS


Written sell orders

Some circumstances require written sell orders along with signature guarantees. These include:

* amounts of $10,000 or more on accounts whose address has been changed within the last 30 days

*    requests to send the proceeds to a different payee or address

Written sell orders of $100,000 or more must also be signature guaranteed.

A SIGNATURE GUARANTEE helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call us to ensure that your signature guarantee will be processed correctly.

Your Investment


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ACCOUNT POLICIES (CONTINUED)

General policies

If your account falls below $500, the fund may ask you to increase your balance. If it is still below $500 after 45 days, the fund may close your account and send you the proceeds.

Unless you decline telephone privileges on your application, you may be responsible for any fraudulent telephone order as long as Dreyfus takes reasonable measures to verify the order.

The fund reserves the right to:

* change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions

*    change its minimum investment amounts

* delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions)

The fund also reserves the right to make a "redemption in kind" -- payment in portfolio securities rather than cash -- if the amount you are redeeming is large enough to affect fund operations (for example, if it represents more than 1% of the fund's assets).

Third-party investments

If you invest through a third party (rather than directly with Dreyfus), the policies and fees may be different than those described here. Banks, brokers, financial advisers and financial supermarkets may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Consult a representative of your financial institution if in doubt.


(PAGE 10)


DISTRIBUTIONS AND TAXES

The fund usually pays its shareholders dividends from its net investment income once a month, and distributes any net securities gains it has realized once a year. Your distributions will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.

The fund anticipates that virtually all of its income dividends will be exempt from federal income tax. However, any dividends from taxable investments and any capital gain distributions are taxable as ordinary income or capital gains, whether or not you reinvested them. The tax status of any distribution is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash.

The tax status of your dividends and distributions will be detailed in your annual tax statement from the fund.

Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.


Concepts to understand

DIVIDENDS AND DISTRIBUTIONS: income or interest paid by the fund's portfolio investments and passed on to fund shareholders, net of expenses. These are calculated on a per-share basis: each share earns the same rate of return, so the more fund shares you own, the higher your distribution.

Your Investment


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SERVICES FOR FUND INVESTORS

Automatic services

Buying or selling shares automatically is easy with the services described below. With each service, you select a schedule and amount, subject to certain restrictions. You can set up most of these services with your application or by calling 1-800-645-6561.
                        --------------------------------------------------------

For investing

DREYFUS AUTOMATIC                             For making automatic investments
ASSET BUILDER((reg.tm))                       from a designated bank account.

DREYFUS PAYROLL                               For making automatic investments
SAVINGS PLAN                                  through a payroll deduction.

DREYFUS GOVERNMENT                            For making automatic investments
DIRECT DEPOSIT                                from your federal employment,
PRIVILEGE                                     Social Security or other regular
                                              federal government check.

DREYFUS DIVIDEND                              For automatically reinvesting the
SWEEP                                         dividends and distributions from
                                              one Dreyfus fund into another
                                              (not available for IRAs).
                        --------------------------------------------------------

For exchanging shares

DREYFUS AUTO-                                 For making regular exchanges
EXCHANGE PRIVILEGE                            from one Dreyfus fund into
                                              another.
                        --------------------------------------------------------

For selling shares

DREYFUS AUTOMATIC                             For making regular withdrawals
WITHDRAWAL PLAN                               from most Dreyfus funds.


Dreyfus Financial Centers

Through a nationwide network of Dreyfus Financial Centers, Dreyfus offers a full array of investment services and products. This includes information on mutual funds, brokerage services, tax-advantaged products and retirement planning.

Experienced financial consultants can help you make informed choices and provide you with personalized attention in handling account transactions. The Financial Centers also offer informative seminars and events. To find the Financial Center nearest you, call 1-800-499-3327.




(PAGE 12)

Checkwriting privilege

You may write redemption checks against your account in amounts of $500 or more. These checks are free; however, a fee will be charged if you request a stop payment or if the transfer agent cannot honor a redemption check due to insufficient funds or another valid reason. Please do not postdate your checks or use them to close your account.

Exchange privilege

You can exchange shares worth $500 or more from one Dreyfus fund into another. You can request your exchange in writing or by phone. Be sure to read the current prospectus for any fund into which you are exchanging before investing. Any new account established through an exchange will have the same privileges as your original account (as long as they are available). There is currently no fee for exchanges, although you may be charged a sales load when exchanging into any fund that has one.

Dreyfus TeleTransfer privilege

To move money between your bank account and your Dreyfus fund account with a phone call, use the Dreyfus TeleTransfer privilege. You can set up Dreyfus TeleTransfer on your account by providing bank account information and following the instructions on your application.

24-hour automated account access

You can easily manage your Dreyfus accounts, check your account balances, transfer money between your Dreyfus funds, get price and yield information and much more -- when it's convenient for you -- by calling 1-800-645-6561.

Your Investment

(PAGE 13)


 INSTRUCTIONS FOR REGULAR ACCOUNTS

   TO OPEN AN ACCOUNT

            In Writing

   Complete the application.

   Mail your application and a check to:
   The Dreyfus Family of Funds
   P.O. Box 9299, Boston, MA 02205-8553


TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check.

Mail the slip and the check to:
The Dreyfus Family of Funds
P.O. Box 105, Newark, NJ 07101-0105


           By Telephone

   WIRE  Have your bank send your
investment to The Bank of New York, with these instructions:

   * ABA# 021000018

   * DDA# 8900052368

   * the fund name

   * your Social Security or tax ID number

   * name(s) of investor(s)

   Call us to obtain an account number. Return your application.


WIRE Have your bank send your investment to The Bank of New York, with these instructions:

* ABA# 021000018

* DDA# 8900052368

* the fund name

* your account number

* name(s) of investor(s)

ELECTRONIC CHECK  Same as wire, but insert "1111" before your account number.

DREYFUS TELETRANSFER Request Dreyfus TeleTransfer on your application. Call us to request your transaction.

           Automatically

   WITH AN INITIAL INVESTMENT  Indicate
on your application which automatic service(s) you want. Return your application with your investment.

   WITHOUT ANY INITIAL INVESTMENT Check the Dreyfus Step Program option on your application. Return your application, then complete the additional materials when they are sent to you.

ALL SERVICES Call us to request a form to add any automatic investing service (see "Services for Fund Investors"). Complete and return the forms along with any other required materials.

           Via the Internet

   COMPUTER Visit the Dreyfus Web site http://www.dreyfus.com and follow the instructions to download an account application.





(PAGE 14)

TO SELL SHARES

Write a redemption check OR write a letter of instruction that includes:

* your name(s) and signature(s)

* your account number

* the fund name

* the dollar amount you want to sell

* how and where to send the proceeds

Obtain a signature guarantee or other documentation, if required (see "Account Policies -- Selling Shares").

Mail your request to:
The Dreyfus Family of Funds
P.O. Box 9263, Boston, MA 02205-8501

WIRE Be sure the fund has your bank account information on file. Call us to request your transaction. Proceeds will be wired to your bank.

DREYFUS TELETRANSFER Be sure the fund has your bank account information on file. Call us to request your transaction. Proceeds will be sent to your bank by electronic check.

CHECK Call us to request your transaction. A check will be sent to the address of record.

DREYFUS AUTOMATIC WITHDRAWAL PLAN Call us to request a form to add the plan. Complete the form, specifying the amount and frequency of withdrawals you would like.

Be sure to maintain an account balance of $5,000 or more.


  To reach Dreyfus, call toll free in the U.S.

  1-800-645-6561

  Outside the U.S. 516-794-5452

  Make checks payable to:

  THE DREYFUS FAMILY OF FUNDS

  You also can deliver requests to any Dreyfus Financial Center. Because processing time may vary, please ask the representative when your account will be credited or debited.

Concepts to understand

WIRE TRANSFER: for transferring money from one financial institution to another. Wiring is the fastest way to move money, although your bank may charge a fee to send or receive wire transfers. Wire redemptions from the fund are subject to a $1,000 minimum.

ELECTRONIC CHECK: for transferring money out of a bank account. Your transaction is entered electronically, but may take up to eight business days to clear. Electronic checks usually are available without a fee at all Automated Clearing House (ACH) banks.

Your Investment


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NOTES


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For More Information

                        Dreyfus Municipal Money Market Fund, Inc.
                        -----------------------------
                        SEC file number:  811-2946

                        More information on this fund is available free upon request, including the following:

                        Annual/Semiannual Report

                        Describes the fund's performance and lists portfolio holdings.

                        Statement of Additional Information (SAI)

                        Provides more details about the fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

To obtain information:

BY TELEPHONE Call 1-800-645-6561

BY MAIL  Write to:
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

BY E-MAIL  Send your request to info@dreyfus.com

ON THE INTERNET Text-only versions of certain fund documents can be viewed online or downloaded from:

      SEC
      http://www.sec.gov

      DREYFUS
      http://www.dreyfus.com

You can also obtain copies, after paying a duplicating fee, by visiting the SEC's Public Reference Room in Washington, DC (for information, call 1-202-942-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.

(c) 2001 Dreyfus Service Corporation
910P1001



----------------------------------------------------------------------------

                  DREYFUS MUNICIPAL MONEY MARKET FUND, INC.
                       STATEMENT OF ADDITIONAL INFORMATION

                                 OCTOBER 1, 2001

------------------------------------------------------------------------------


      This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the current Prospectus of Dreyfus Municipal Money Market Fund, Inc. (the "Fund"), dated October 1, 2001. To obtain a copy of the Fund's Prospectus, please write to the Fund at 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144, or call one of the following numbers:


            Call Toll Free 1-800-645-6561
            In New York City -- Call 1-718-895-1206
            Outside the U.S. -- Call 516-794-5452


      The Fund's most recent Annual Report and Semi-Annual Report to Shareholders are separate documents supplied with this Statement of Additional Information, and the financial statements, accompanying notes and report of independent auditors appearing in the Annual Report are incorporated by reference into this Statement of Additional Information.


                                TABLE OF CONTENTS

                                                                          PAGE

Description of the Fund....................................................B-2
Management of the Fund.....................................................B-9
Management Arrangements....................................................B-14
How to Buy Shares..........................................................B-16
Shareholder Services Plan..................................................B-19
How to Redeem Shares.......................................................B-19
Shareholder Services.......................................................B-22
Determination of Net Asset Value...........................................B-25

Portfolio Transactions.....................................................B-26
Dividends, Distributions and Taxes.........................................B-27
Yield Information..........................................................B-27

Information About the Fund.................................................B-29
Counsel and Independent Auditors...........................................B-29
Appendix...................................................................B-30


                             DESCRIPTION OF THE FUND

      The Fund is a Maryland corporation incorporated on July 30, 1979. The Fund is an open-end, management investment company, known as a money market mutual fund. The Fund is a diversified fund, which means that, with respect to 75% of its total assets, the Fund will not invest more than 5% of its assets in the securities of any single issuer.

      The Dreyfus Corporation (the "Manager") serves as the Fund's investment adviser.

      Dreyfus Service Corporation (the "Distributor") is the distributor of the Fund's shares.

CERTAIN PORTFOLIO SECURITIES

      The following information supplements and should be read in conjunction with the Fund's Prospectus.


      MUNICIPAL OBLIGATIONS. The Fund will invest at least 80% of the value of its net assets (except when maintaining a temporary defensive position) in Municipal Obligations. Municipal Obligations are debt obligations issued by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multistate agencies or authorities, the interest from which is, in the opinion of bond counsel to the issuer, exempt from Federal income tax. Municipal Obligations generally include debt obligations issued to obtain funds for various public purposes as well as certain industrial development bonds issued by or on behalf of public authorities. Municipal Obligations are classified as general obligation bonds, revenue bonds and notes. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenue derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power. Tax exempt industrial development bonds, in most cases, are revenue bonds that do not carry the pledge of the credit of the issuing municipality, but generally are guaranteed by the corporate entity on whose behalf they are issued. Notes are short-term instruments which are obligations of the issuing municipalities or agencies and are sold in anticipation of a bond sale, collection of taxes or receipt of other revenues. Municipal Obligations include municipal lease/purchase agreements which are similar to installment purchase contracts for property or equipment issued by municipalities. Municipal Obligations bear fixed, floating or variable rates of interest.

      For the purpose of diversification under the Investment Company Act of 1940, as amended (the "1940 Act"), the identification of the issuer of Municipal Obligations depends on the terms and conditions of the security. When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the subdivision and the security is backed only by the assets and revenues of the subdivision, such subdivision would be deemed to be the sole issuer. Similarly, in the case of an industrial development bond, if that bond is backed only by the assets and revenues of the non-governmental user, then such non-governmental user would be deemed to be the sole issuer. If, however, in either case, the creating government or some other entity guarantees a security, such a guaranty would be considered a separate security and will be treated as an issue of such government or other entity.


      The yields on Municipal Obligations are dependent on a variety of factors, including general economic and monetary conditions, money market factors, conditions in the Municipal Obligations market, size of a particular offering, maturity of the obligation, and rating of the issue.

CERTAIN TAX EXEMPT OBLIGATIONS. The Fund may purchase floating and variable rate demand notes and bonds, which are tax exempt obligations ordinarily having stated maturities in excess of 13 months, but which permit the holder to demand payment of principal at any time, or at specified intervals not exceeding 13 months, in each case upon not more than 30 days' notice. Variable rate demand notes include master demand notes which are obligations that permit the Fund to invest fluctuating amounts, at varying rates of interest, pursuant to direct arrangements between the Fund, as lender, and the borrower. These obligations permit daily changes in the amount borrowed. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value, plus accrued interest. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Each obligation purchased by the Fund will meet the quality criteria established for the purchase of Municipal Obligations.

DERIVATIVE PRODUCTS. The Fund may purchase various derivative products whose value is tied to underlying Municipal Obligations. The Fund will purchase only those derivative products that are consistent with its investment objective and policies and comply with the quality, maturity and diversification standards of Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"). The principal types of derivative products are described below.

(1) TAX EXEMPT PARTICIPATION INTERESTS. Tax exempt participation interests (such as industrial development bonds and municipal lease/purchase agreements) give the Fund an undivided interest in a Municipal Obligation in the proportion that the Fund's participation interest bears to the total principal amount of the Municipal Obligation. Participation interests may have fixed, floating or variable rates of interest, and are frequently backed by an irrevocable letter of credit or guarantee of a bank.


(2) TENDER OPTION BONDS. Tender option bonds grant the holder an option to tender an underlying Municipal Obligation at par plus accrued interest at specified intervals to a financial institution that acts as a liquidity provider. The holder of a tender option bond effectively holds a demand obligation that bears interest at the prevailing short-tax exempt rate.


(3) CUSTODIAL RECEIPTS. In a typical custodial receipt arrangement, an issuer of a Municipal Obligation deposits it with a custodian in exchange for two classes of custodial receipts. One class has the characteristics of a typical auction rate security, where at specified intervals its interest rate is adjusted and ownership changes. The other class's interest rate also is adjusted, but inversely to changes in the interest rate of the first class.


(4) STRUCTURED NOTES. Structured notes typically are purchased in privately negotiated transactions from financial institutions. When the Fund purchases a structured note, it will make a payment of principal to the counterparty. Some structured notes have a guaranteed repayment of principal while others place a portion (or all) of the principal at risk. The possibility of default by the counterparty or its credit provider may be greater for structured notes than for other types of money market instruments.


STAND-BY COMMITMENTS. The Fund may acquire "stand-by commitments" with respect to Municipal Obligations held in its portfolio. Under a stand-by commitment, the Fund obligates a broker, dealer or bank to repurchase, at the Fund's option, specified securities at a specified price and, in this respect, stand-by commitments are comparable to put options. The exercise of a stand-by commitment therefore is subject to the ability of the seller to make payment on demand. The Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. The Fund may pay for stand-by commitments if such action is deemed necessary, thus increasing to a degree the cost of the underlying Municipal Obligation and similarly decreasing such security's yield to investors. Gains realized in connection with stand-by commitments will be taxable.

RATINGS OF MUNICIPAL OBLIGATIONS. The Fund may invest only in those Municipal Obligations which are rated in one of the two highest rating categories for debt obligations by at least two rating organizations (or one rating organization if the instrument was rated by only one such organization) or, if unrated, are of comparable quality as determined in accordance with procedures established by the Fund's Board. Moreover, the Fund will purchase commercial paper, or other instruments having only commercial paper ratings, only if the security is rated in the highest rating category by at least one nationally recognized statistical rating organization or, if unrated, of comparable quality as determined in accordance with such procedures.


      The average distribution of investments (at value) in Municipal Obligations by ratings for the fiscal year ended May 31, 2001, computed on a monthly basis, was as follows:

                                                     Standard &
                           Moody's                   Poor's
Fitch IBCA, Duff     or    Investors           or    Ratings       Percentage of
& PHELPS                   SERVICE, INC.             SERVICE:      VALUE
("FITCH")                  ("MOODY'S")               ("S&P")
---------------            -------------             -------       ------------

                           VMIG 1/MIG 1,             SP-1+SP-1         93.7%
F-1+/F-1                   P-1                       A-1+/A-1          4.6%
AAA/AA                     Aaa/Aa                    AAA/AA            1.7%
Not Rated                  Not Rated                 Not Rated
                                                                     100.0%


      If, subsequent to its purchase by the Fund, (a) an issue of rated Municipal Obligations ceases to be rated in the highest rating category by at least two rating organizations (or one rating organization if the instrument was rated by only one such organization) or the Fund's Board determines that it is no longer of comparable quality or (b) the Manager becomes aware that any portfolio security not so highly rated or any unrated security has been given a rating by any rating organization below the rating organization's second highest rating category, the Fund's Board will reassess promptly whether such security presents minimal credit risk and will cause the Fund to take such action as it determines is in the best interest of the Fund and its shareholders; provided that the reassessment required by clause (b) is not required if the portfolio security is disposed of or matures within five business days of the Manager becoming aware of the new rating and the Fund's Board is subsequently notified of the Manager's actions.


      To the extent the ratings given by Moody's, S&P or Fitch (collectively the "Rating Agencies") for Municipal Obligations may change as a result of changes in such organizations or their rating systems, the Fund will attempt to use comparable ratings as standards for its investments in accordance with the investment policies described in the Fund's Prospectus and this Statement of Additional Information. The ratings of the Rating Agencies represent their opinions as to the quality of the Municipal Obligations which they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality. Although these ratings may be an initial criterion for selection of portfolio investments, the Manager also will evaluate these securities and the creditworthiness of the issuers of such securities.

       TAXABLE INVESTMENTS. From time to time, on a temporary basis other than for temporary defensive purposes (but not to exceed 20% of the value of the Fund's net assets) or for temporary defensive purposes, the Fund may invest in taxable short-term investments ("Taxable Investments") consisting of: notes of issuers having, at the time of purchase, a quality rating within the two highest grades of a Rating Agency; obligations of the U.S. Government, its agencies or instrumentalities; commercial paper rated not lower than P-1 by Moody's, A-1 by S&P or F-1 by Fitch; certificates of deposit of U.S. domestic banks, including foreign branches of domestic banks, with assets of $1 billion or more; time deposits; bankers' acceptances and other short-term bank obligations; and repurchase agreements in respect of any of the foregoing. Dividends paid by the Fund that are attributable to income earned by the Fund from Taxable Investments will be taxable to investors. See "Dividends, Distributions and Taxes". Except for temporary defensive purposes, at no time will more than 20% of the value of the Fund's net assets be invested in Taxable Investments. If the Fund purchases Taxable Investments, it will value them using the amortized cost method and comply with the provisions of Rule 2a-7 relating to purchases of taxable instruments. Under normal market conditions, the Fund anticipates that not more than 5% of the value of its total assets will be invested in any one category of Taxable Investments.

      ILLIQUID SECURITIES. The Fund may invest up to 10% of the value of its net assets in securities as to which a liquid trading market does not exist, provided such investments are consistent with the Fund's investment objective. These securities may include securities that are not readily marketable, such as securities that are subject to legal or contractual restrictions on resale, and repurchase agreements providing for settlement in more than seven days after notice. As to these securities, the Fund is subject to a risk that should the Fund desire to sell them when a ready buyer is not available at a price the Fund deems representative of their value, the value of the Fund's net assets could be adversely affected.


INVESTMENT TECHNIQUES

      The following information supplements and should be read in conjunction with the Fund's Prospectus. The Fund's use of certain of the investment techniques described below may give rise to taxable income.

      BORROWING MONEY. The Fund may borrow money from banks, but only for temporary or emergency (not leveraging) purposes, in an amount up to (a) 15% of the value of its total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made or (b) 33-1/3% of the value of the Fund's total assets (including the amount borrowed) in order to meet redemption requests. While borrowings under (a) exceed 5% of the Fund's total assets, the Fund will not make any additional investments.


      FORWARD COMMITMENTS. The Fund may purchase Municipal Obligations and other securities on a forward commitment, when-issued, or delayed-delivery basis, which means that delivery and payment take place a number of days after the date of the commitment to purchase. The payment obligation and the interest rate receivable on a forward commitment, when-issued or delayed-delivery, security are fixed when the Fund enters into the commitment, but the Fund does not make payment until it receives delivery from the counterparty. The Fund will commit to purchase such securities only with the intention of actually acquiring the securities, but the Fund may sell these securities before the settlement date if it is deemed advisable. The Fund will segregate permissible liquid assets at least equal at all times to the amount of the Fund's purchase commitments.

      Municipal Obligations and other securities purchased on a forward commitment, when-issued, or delayed delivery basis are subject to changes in value (generally changing in the same way, i.e., appreciating when interest rates decline and depreciating when interest rates rise) based upon the public's perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. Securities purchased on a forward commitment, when-issued, or delayed delivery basis may expose the Fund to risks because they may experience such fluctuations prior to their actual delivery. Purchasing securities on a forward commitment, when-issued, or delayed delivery basis can involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself. Purchasing securities on a forward commitment, when-issued, or delayed delivery basis when the Fund is fully or almost fully invested may result in greater potential fluctuation in the value of the Fund's net assets and its net asset value per share.

CERTAIN INVESTMENT CONSIDERATIONS AND RISKS

      INVESTING IN MUNICIPAL OBLIGATIONS. The Fund may invest more than 25% of the value of its total assets in Municipal Obligations which are related in such a way that an economic, business or political development or change affecting one such security also would affect the other securities; for example, securities the interest upon which is paid from revenues of similar types of projects, or securities whose issuers are located in the same state. As a result, the Fund may be subject to greater risk as compared to a municipal money market fund that does not follow this practice.


      Certain municipal lease/purchase obligations in which the Fund may invest may contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease/purchase obligations are secured by the leased property, disposition of the leased property in the event of foreclosure might prove difficult. In evaluating the credit quality of a municipal lease/purchase obligation that is unrated, the Manager will consider, on an ongoing basis, a number of factors including the likelihood that the issuing municipality will discontinue appropriating funds for the leased property.

      Certain provisions in the Internal Revenue Code of 1986, as amended (the "Code"), relating to the issuance of Municipal Obligations may reduce the volume of Municipal Obligations qualifying for Federal tax exemption. One effect of these provisions could be to increase the cost of the Municipal Obligations available for purchase by the Fund and thus reduce available yield. Shareholders should consult their tax advisers concerning the effect of these provisions on an investment in the Fund. Proposals that may restrict or eliminate the income tax exemption for interest on Municipal Obligations may be introduced in the future. If any such proposal were enacted that would reduce the availability of Municipal Obligations for investment by the Fund so as to adversely affect Fund shareholders, the Fund would reevaluate its investment objective and policies and submit possible changes in the Fund's structure to shareholders for their consideration. If legislation were enacted that would treat a type of Municipal Obligation as taxable, the Fund would treat such security as a permissible Taxable Investment within the applicable limits set forth herein.

      SIMULTANEOUS INVESTMENTS. Investment decisions for the Fund are made independently from those of the other investment companies advised by the Manager. If, however, such other investment companies desire to invest in, or dispose of, the same securities as the Fund, available investment or opportunities for sales will be allocated equitably to each investment company. In some cases, this procedure may adversely affect the size of the position obtained for or disposed of by the Fund or the price paid or received by the Fund.

INVESTMENT RESTRICTIONS

      The Fund's investment objective is a fundamental policy, which cannot be changed without approval by the holders of a majority (as defined in the 1940
Act) of the Fund's outstanding voting shares. In addition, the Fund has adopted investment restrictions numbered 1 through 11 as fundamental policies. Investment restriction number 12 is not a fundamental policy and may be changed by a vote of a majority of the Fund's Board members at any time. The Fund may not:

1. Purchase securities other than Municipal Obligations and Taxable Investments as those terms are defined above and in the Fund's Prospectus.


2. Borrow money, except from banks for temporary or emergency purposes and not for investment, in an amount up to (a) 15% of the value of the Fund's total assets (including the amount borrowed) valued at market less liabilities (not including the amount borrowed) at the time the borrowing is made or (b) one-third of the value of its total assets (including the amount borrowed) in order to meet redemption requests which otherwise might require the untimely disposition of securities. While borrowings under (a) exceed 5% of the value of the Fund's total assets, the Fund will not make any additional investments. If due to market fluctuations or other reasons the value of the Fund's assets falls below 300% of its borrowings, the Fund will reduce its borrowings within three business days. To do this, the Fund may have to sell a portion of its investments at a time when it may be disadvantageous to do so.


3. Pledge, hypothecate, mortgage or otherwise encumber its assets, except to secure borrowings for temporary or emergency purposes.

4.    Sell securities short or purchase securities on margin.

5. Underwrite the securities of other issuers except that the Fund may bid, separately or as part of a group, for the purchase of Municipal Obligations directly from an issuer for its own portfolio in order to take advantage of the lower purchase price available.

6. Purchase or sell real estate, real estate investment trust securities, commodities or commodity contracts, or oil and gas interests, but this shall not prevent the Fund from investing in Municipal Obligations secured by real estate or interests therein.

7. Make loans to others except through the purchase of qualified debt obligations and the entry into repurchase agreements referred to above and in the Fund's Prospectus.

8. Invest more than 5% of its assets in the obligations of one issuer, except that up to 25% of the value of the Fund's total assets may be invested, and securities issued or guaranteed by the U.S. Government, or its agencies or instrumentalities may be purchased, without regard to any such limitation.

9. Invest more than 25% of its assets in the securities of issuers in any single industry; provided that there shall be no limitation on the purchase of Municipal Obligations and obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

10. Purchase more than 10% of the voting securities of any issuer or invest in companies for the purpose of exercising control.

11. Invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets and except for the purchase, to the extent permitted by Section 12 of the 1940 Act, of shares of registered unit investment trusts whose assets consist substantially of Municipal Obligations.

12. Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid if, in the aggregate, more than 10% of the value of the Fund's net assets would be so invested.

      For purposes of Investment Restriction No. 9, industrial development bonds, where the payment of principal and interest is the ultimate responsibility of companies within the same industry, are grouped together as an "industry."


      If a percentage restriction is adhered to at the time of an investment, a later change in percentage resulting from a change in values or assets will not constitute a violation of such restriction.



                               MANAGEMENT OF THE FUND


      The Fund's Board is responsible for the management and supervision of the Fund. The Board approves all significant agreements with those companies that furnish services to the Fund. These companies are as follows:


      The Dreyfus Corporation...................Investment Adviser
      Dreyfus Service Corporation...............Distributor
      Dreyfus Transfer, Inc.....................Transfer Agent
      The Bank of New York......................Custodian

      Board members and officers of the Fund, together with information as to their principal business occupations during at least the last five years, are shown below.

BOARD MEMBERS OF THE FUND


JOSEPH S. DIMARTINO, CHAIRMAN OF THE BOARD. Since January 1995, Chairman of the
      Board of various funds in the Dreyfus Family of Funds. He also is a director of The Muscular Dystrophy Association, Plan Vista Corporation (formerly, HealthPlan Services), a provider of marketing, administrative and risk management services to health and other benefit programs, Carlyle Industries, Inc. (formerly, Belding Heminway, Inc.), a button packager and distributor, Century Business Services, Inc., a provider of various outsourcing functions for small and medium size companies, The Newark Group, a privately held company providing a national network of paper recovery facilities, paperboard mills and paperboard converting plants, and QuickCAT.com, Inc., a private company engaged in the development of high speed movement, routing, storage, and encryption of data across all modes of data transport. Prior to January 1995, he was President, a director and, until August 1994, Chief Operating Officer of the Manager and Executive Vice President and a director of the Distributor. From August 1994 to December 1994, he was a director of Mellon Financial Corporation. He is 57 years old and his address is 200 Park Avenue, New York, New York 10166.

DAVID W. BURKE, BOARD MEMBER. Board member of various funds in the Dreyfus
      Family of Funds. He was Chairman of the Broadcasting Board of Governors, an independent board within the United States Information Agency, from August 1994 to November 1998. From August 1994 to December 1994, he was a Consultant to the Manager and, from October 1990 to August 1994, he was Vice President and Chief Administrative Officer of the Manager. From 1977 to 1990, Mr. Burke was involved in the management of national television news, as Vice President and Executive Vice President of ABC News and subsequently as President of CBS News. He is 65 years old and his address is Box 654, Eastham, Massachusetts 02642.

HODDING CARTER, III, BOARD MEMBER. President and Chief Executive Officer of the
      John S. and James L. Knight Foundation. From 1985 to 1998, he was President and Chairman of MainStreet TV. From 1995 to 1998, he was Knight Professor in Journalism at the University of Maryland. From 1980 TO 1991, HE WAS "OPED" COLUMNIST FOR THE WALL STREET JOURNAL. From 1985 to 1986, he was anchor and Chief Correspondent of "Capital Journal," a weekly Public Broadcasting System ("PBS") series on Congress. From 1981 to 1984, he was anchorman and chief correspondent for PBS' "Inside Story", a regularly scheduled half-hour critique of press performance. From 1977 to July 1980, Mr. Carter served as Assistant Secretary of State for Public Affairs and as Department of State spokesman. He is 66 years old and his address is c/o Knight Foundation, 2 South Biscayne Boulevard, Suite 3800, Miami, Florida 33131.

EHUD HOUMINER, BOARD MEMBER. Professor and Executive-in-Residence at the Columbia Business School, Columbia University. Since January 1996, Principal of Lear, Yavitz and Associates, a management consultant firm. He also is a Director of Avnet Inc., an electronics distributor, and Super-Sol Limited, an Israeli supermarket chain. He is 60 years old and his address is c/o Columbia Business School, Columbia University, Uris Hall, Room 526, New York, New York 10027.

RICHARD C. LEONE, BOARD MEMBER. President of The Century Foundation (formerly,
      The Twentieth Century Fund, Inc.), a tax exempt research foundation engaged in the study of economic, foreign policy and domestic issues. From April 1990 to March 1994, he was Chairman and, from April 1988 to March 1994, a Commissioner of The Port Authority of New York and New Jersey. From 1985 to 1986, he was a member, and from January 1986 to January 1989, Managing Director of, Dillon, Read & Co. Inc. He is 61 years old and his address is 41 East 70th Street, New York, New York 10021.

HANS C. MAUTNER, BOARD MEMBER. Vice Chairman and a Director of Simon Property Group, a real estate investment company, and a Trustee of Cornerstone Properties, Inc. From 1997 to 1998, he was Chairman, Chief Executive Officer and a Trustee of Corporate Property Investors, which merged into Simon Property Group in September 1998. He is 63 years old and his address is 33 St. James's Square, London SW1Y 4JS, England.

ROBIN A. PRINGLE, BOARD MEMBER. Senior Vice President of The National Mentoring
      Partnership (formerly, The One to One Partnership), a national non-profit organization that seeks to promote mentoring and economic empowerment for at-risk youths. President of The Boisi Family Foundation, a private family foundation devoted to youths and higher education located in New York City. From June 1986 to February 1992, she was an investment banker with Goldman, Sachs & Co. She is 37 years old and her address is 621 South Plymouth Court, Chicago, Illinois 60605.

JOHN E. ZUCCOTTI, BOARD MEMBER. Since November 1996, Chairman of Brookfield Financial Properties, Inc. From 1990 to November 1996, he was the President and Chief Executive Officer of Olympia & York Companies (U.S.A.) and a member of its Board of Directors since the inception of the company's Board in November 1996. He also is Vice Chairman of Brookfield Properties Corporation headquartered in Toronto, Canada (parent company of Brookfield Financial Properites), and a director of Applied Graphics Technologies. From 1978 to 1986, he was a partner in the law firm of Tufo and Zuccotti. He was First Deputy Mayor of the City New York from 1975 to 1977, and Chairman of the City Planning Commission for the City of New York from 1973 to 1975. Mr. Zuccotti has been a director or trustee of many boards, both corporate and not-for-profit. He is 64 years old and his address is 1 Liberty Plaza, 6th Floor, New York, New York 10006.

      The Fund has a standing nominating committee comprised of its Board members who are not "interested persons" of the Fund, as defined in the 1940 Act. The function of the nominating committee is to select and nominate all candidates who are not "interested persons" of the Fund for election to the Fund's Board.

      The Fund typically pays each Board member an annual retainer of $2,500 and a fee of $250 per meeting attended and reimburses them for their expenses. The Chairman of the Board receives an additional 25% of such compensation. Emeritus Board members, if any, are entitled to receive an annual retainer and a per meeting fee of one-half the amount paid to them as Board members. The aggregate amount of compensation paid to each Board member by the Fund for the fiscal year ended May 31, 2001, and by all funds in The Dreyfus Family of Funds for which such person is a Board member (the number of portfolios of such funds is set forth in parenthesis next to each Board member's total compensation)* for the year ended December 31, 2000, was as follows:

                                    Aggregate            Total Compensation from
                                  Compensation            Fund and Fund Complex
 Name of Board Member              From Fund**            Paid to Board Members
 --------------------              -----------            ---------------------

Joseph S. DiMartino                     $9,375                   $805,537 (189)

David W. Burke                          $7,500                   $254,289 (62)

Hodding Carter, III                     $6,500                   $ 39,500 (7)

Ehud Houminer                           $6,500                   $ 73,039 (21)

Richard C. Leone                        $7,000                   $ 42,500 (7)

Hans C. Mautner                         $5,500                   $ 35,500 (7)

Robin A. Pringle                        $6,500                   $ 36,500 (7)

John E. Zuccotti                        $7,000                   $ 42,500 (7)


---------------------
* Represents the number of separate portfolios comprising the investment companies in the Fund Complex, including the Fund, for which the Board member serves.


** Amount does not include reimbursed expenses for attending Board meetings, which amounted to $2,078 for all Board members as a group.


OFFICERS OF THE FUND


STEPHEN E. CANTER,  PRESIDENT.  Chairman of the Board,  Chief Executive Officer,
     President, and Chief Operating Officer of the Manager, and an officer of 93 investment companies (comprised of 180 portfolios) managed by the Manager. Mr. Canter also is a Director or Executive Committee Member of other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 56 years old.

MARK N. JACOBS, VICE PRESIDENT.  Executive Vice President, Secretary and General
     Counsel of the Manager, and an officer of 94 investment companies (comprised of 193 portfolios) managed by the Manager. He is 55 years old.

JOSEPH CONNOLLY, VICE PRESIDENT AND TREASURER. Director - Mutual Fund Accounting of the Manager, and an officer of 94 investment companies (comprised of 193 portfolios) managed by the Manager. He is 44 years old.

JOHN B. HAMMALIAN, SECRETARY. Associate General Counsel of the Manager, and an officer of 36 investment companies (comprised of 43 portfolios) managed by the Manager. He is 38 years old.

MICHAEL A.  ROSENBERG,  ASSISTANT  SECRETARY.  Associate  General Counsel of the
     Manager, and an officer of 93 investment companies (comprised of 180 portfolio) managed by the Manager. He is 41 years old.

STEVEN F. NEWMAN,  ASSISTANT SECRETARY.  Associate General Counsel and Assistant
     Secretary of the Manager, and an officer of 94 investment companies (comprised of 193 portfolios) managed by the Manager. He is 51 years old.

MICHAEL CONDON, ASSISTANT TREASURER. Senior Treasury Manager of the Manager, and an officer of 35 investment companies (comprised of 78 portfolios) managed by the Manager. He is 39 years old.


      The address of each officer of the Fund is 200 Park Avenue, New York, New York 10166.


      The Fund's Board members and officers, as a group, owned less than 1% of the Fund's voting securities outstanding as of September 15, 2001 .

      The following entities are known by the Fund to own of record 5% or more of the Fund's outstanding voting securities as of July 11, 2001: Hare & Co., c/o The Bank of New York, One Wall Street, New York, New York 10005, 17.76%; and Bank of America Securities, Money Market Funds Omnibus, 600 Montgomery Street, San Francisco, California 94111, 11.55%.

      The following shareholders are known by the Fund to own, of record 5% or more of the Fund's outstanding voting securities as of September 15, 2001: Hare & Co., c/o Bank of New York, One Wall Street, New York, New York 10005-2500, 29.36%; and Chase Manhattan Bank, Client Services Department, One CHASE MANHATTAN PLAZA, 16TH Floor, New York, New York 10005-1401, 6.93%.



                             MANAGEMENT ARRANGEMENTS

      INVESTMENT ADVISER. The Manager is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Financial Corporation ("Mellon"). Mellon is a global multibank financial holding company incorporated under Pennsylvania law in 1971 and registered under the Federal Bank Holding Company Act of 1956, as amended. Mellon provides a comprehensive range of financial products and services in domestic and selected international markets. Mellon is among the twenty largest bank holding companies in the United States based on total assets.

      The Manager provides management services pursuant to the Management Agreement (the "Agreement") between the Fund and the Manager. The Agreement is subject to annual approval by (i) the Fund's Board or (ii) vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the Fund, provided that in either event the continuance also is approved by a majority of the Board members who are not "interested persons" (as defined in the 1940 Act) of the Fund or the Manager, by vote cast in person at a meeting called for the purpose of voting on such approval. The Agreement is terminable without penalty, on not less than 60 days' notice, by the Fund's Board, by vote of the holders of a majority of the Fund's shares, or by the Manager. The Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).


      The following persons are officers and/or directors of the Manager:
Stephen E. Canter, Chairman of the Board, Chief Executive Officer, President, and Chief Operating Officer; Thomas F. Eggers, Vice Chairman--Institutional and a director; Lawrence S. Kash, Vice Chairman; J. David Officer, Vice Chairman and a director; Ronald P. O'Hanley III, Vice Chairman; Mark N. Jacobs, Executive Vice President, General Counsel and Secretary; William T. Sandalls, Jr., Executive Vice President; Stephen R. Byers, Chief Investment Officer, Senior Vice President and a director; Patrice M. Kozlowski, Senior Vice President--Corporate Communications; Diane P. Durnin, Senior Vice President; Mary Beth Leibig, Vice President--Human Resources; Ray Van Cott, Vice President--Information Systems; Theodore A. Schachar, Vice President--Tax; Wendy H. Strutt, Vice President; William H. Maresca, Controller; James Bitetto, Assistant Secretary; Steven F. Newman, Assistant Secretary; and Mandell L. Berman, Steven G. Elliot, Martin G. McGuinn, Michael G. Millard, Richard W. Sabo and Richard F. Syron, directors.

      The Manager manages the Fund's portfolio of investments in accordance with the stated policies of the Fund, subject to the approval of the Fund's Board. The Manager is responsible for investment decisions and provides the Fund with portfolio managers who are authorized by the Board to execute purchases and sales of securities. The Fund's portfolio managers are Joseph P. Darcy, A. Paul Disdier, Douglas Gaylor, Joseph Irace, Colleen Meehan, W. Michael Petty, Scott Sprauer, Samuel J. Weinstock and Monica S. Wieboldt. The Manager also maintains a research department with a professional staff of portfolio managers and securities analysts who provide research services for the Fund and for other funds advised by the Manager.


      The Manager's Code of Ethics subjects its employees' personal securities transactions to various restrictions to ensure that such trading does not disadvantage any fund advised by the Manager. In that regard, portfolio managers and other investment personnel of the Manager must preclear and report their personal securities transactions and holdings, which are reviewed for compliance with the Code of Ethics and are also subject to the oversight of Mellon's Investment Ethics Committee. Portfolio managers and other investment personnel of the Manager who comply with the preclearance and disclosure procedures of the Code of Ethics and the requirements of the Committee may be permitted to purchase, sell or hold securities which also may be or are held in fund(s) they manage or for which they otherwise provide investment advice.

      The Manager maintains office facilities on behalf of the Fund, and furnishes statistical and research data, clerical help, accounting, data processing, bookkeeping and internal auditing and certain other required services to the Fund. The Manager may pay the Distributor for shareholder services from the Manager's own assets, including past profits but not including the management fee paid by the Fund. The Distributor may use part or all of such payments to pay securities dealers, banks or other financial institutions in respect of these services. The Manager also may make such advertising and promotional expenditures, using its own resources, as it from time to time deems appropriate.


      All expenses incurred in the operation of the Fund are borne by the Fund, except to the extent specifically assumed by the Manager. The expenses borne by the Fund include: taxes, interest, loan commitment fees, interest and distributions paid on securities sold short, brokerage fees and commissions, if any, fees of Board members who are not officers, directors, employees or holders of 5% or more of the outstanding voting securities of the Manager, Securities and Exchange Commission fees, state Blue Sky qualification fees, advisory fees, charges of custodians, transfer and dividend disbursing agents' fees, certain insurance premiums, industry association fees, outside auditing and legal expenses, costs of independent pricing services, costs of maintaining corporate existence, costs attributable to investor services (including, without limitation, telephone and personnel expenses), costs of shareholders' reports and corporate meetings, costs of preparing and printing prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders, and any extraordinary expenses.

      As compensation for the Manager's services, the Fund has agreed to pay the Manager a monthly management fee at the annual rate of 0.50% of the value of the Fund's average daily net assets. All fees and expenses are accrued daily and deducted before declaration of dividends to shareholders. For the fiscal years ended May 31, 1999, 2000 and 2001, the management fees paid to the Manager amounted to $4,630,493, $4,383,145, and $4,433,675, respectively.

      The Manager has agreed that if in any fiscal year the aggregate expenses of the Fund, exclusive of taxes, brokerage, interest on borrowings and (with the prior written consent of the necessary state securities commissions) extraordinary expenses, but including the management fee, exceed the expense limitation of any state having jurisdiction over the Fund, the Fund may deduct from the payment to be made to the Manager under the Agreement, or the Manager will bear, such excess expense to the extent required by state law. Such deduction or payment, if any, will be estimated daily, and reconciled and effect or paid, as the case may be, on a monthly basis.


      The aggregate of the fees payable to the Manager is not subject to reduction as the value of the Fund's net assets increases.

      DISTRIBUTOR. The Distributor, a wholly-owned subsidiary of the Manager located at 200 Park Avenue, New York, New York 10166, serves as the Fund's distributor on a best efforts basis pursuant to an agreement with the Fund which is renewable annually.

      TRANSFER AND DIVIDEND DISBURSING AGENT AND CUSTODIAN. Dreyfus Transfer, Inc. (the "Transfer Agent"), a wholly-owned subsidiary of the Manager, P.O. Box 9671, Providence, Rhode Island 02940-9671, is the Fund's transfer and dividend disbursing agent. Under a transfer agency agreement with the Fund, the Transfer Agent arranges for the maintenance of shareholder account records for the Fund, the handling of certain communications between shareholders and the Fund and the payment of dividends and distributions payable by the Fund. For these services, the Transfer Agent receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the Fund during the month, and is reimbursed for certain out-of-pocket expenses.

      The Bank of New York (the "Custodian"), 100 Church Street, New York, New York 10286, is the Fund's custodian. The Custodian has no part in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund. Under a custody agreement with the Fund, the Custodian holds the Fund's securities and keeps all necessary accounts and records. For its custody services, the Custodian receives a monthly fee based on the market value of the Fund's assets held in custody and receives certain securities transactions charges.


                                HOW TO BUY SHARES

      GENERAL. Fund shares are sold without a sales charge. You may be charged a fee if you effect transactions in Fund shares through a securities dealer, bank or other financial institution. Stock certificates are issued only upon your written request. No certificates are issued for fractional shares. It is not recommended that the Fund be used as a vehicle for Keogh, IRA or other qualified retirement plans. The Fund reserves the right to reject any purchase order.


      The minimum initial investment is $2,500, or $1,000 if you are a client of a securities dealer, bank or other financial institution which maintains an omnibus account in the Fund and has made an aggregate minimum initial purchase for its customers of $2,500. Subsequent investments must be at least $100. The initial investment must be accompanied by the Account Application. For full-time or part-time employees of the Manager or any of its affiliates or subsidiaries, directors of the Manager, Board members of a fund advised by the Manager, including members of the Fund's Board, or the spouse or minor child of any of the foregoing, the minimum initial investment is $1,000. For full-time or part-time employees of the Manager or any of its affiliates or subsidiaries who elect to have a portion of their pay directly deposited into their Fund accounts, the minimum initial investment is $50. The Fund reserves the right to vary the initial and subsequent investment minimum requirements at any time.

      Fund shares also are offered without regard to the minimum initial INVESTMENT REQUIREMENTS THROUGH DREYFUS-AUTOMATIC ASSET BUILDER(R), Dreyfus Government Direct Deposit Privilege or Dreyfus Payroll Savings Plan pursuant to the Dreyfus Step Program described under "Shareholder Services." These services enable you to make regularly scheduled investments and may provide you with a convenient way to invest for long-term financial goals. You should be aware, however, that periodic investment plans do not guarantee a profit and will not protect you against loss in a declining market.


      Shares are sold on a continuous basis at the net asset value per share next determined after an order in proper form and Federal Funds (monies of member banks within the Federal Reserve System which are held on deposit at a Federal Reserve Bank) are received by the Transfer Agent or other entity authorized to receive orders on behalf of the Fund. If you do not remit Federal Funds, your payment must be converted into Federal Funds. This usually occurs within one business day of receipt of a bank wire or within two business days of receipt of a check drawn on a member bank of the Federal Reserve System. Checks drawn on banks which are not members of the Federal Reserve System may take considerably longer to convert into Federal Funds. Prior to receipt of Federal Funds, your money will not be invested. The Fund's net asset value per share is determined as of 12:00 Noon, Eastern time, on each day the New York Stock Exchange is open for business. Net asset value per share is computed by dividing the value of the Fund's net assets (i.e., the value of its assets less liabilities) by the total number of shares outstanding. See "Determination of Net Asset Value."

      If your payments are received in or converted into Federal Funds by 12:00 Noon, Eastern time, by the Transfer Agent, you will receive the dividend declared that day. If your payments are received in or converted into Federal Funds after 12:00 Noon, Eastern time, by the Transfer Agent, you will begin to accrue dividends on the following business day.

      Qualified institutions may telephone orders for the purchase of Fund shares. These orders will become effective at the price determined at 12:00 Noon, Eastern time, and the shares purchased will receive the dividend on Fund shares declared on that day if the telephone order is placed by 12:00 Noon, Eastern time, and Federal Funds are received by 4:00 p.m., Eastern time, on that day.


      USING FEDERAL FUNDS. The Transfer Agent or the Fund may attempt to notify you upon receipt of checks drawn on banks that are not members of the Federal Reserve System as to the possible delay in conversion into Federal Funds and may attempt to arrange for a better means of transmitting the money. If you are a customer of a securities dealer, bank or other financial institution and your order to purchase Fund shares is paid for other than in Federal Funds, the securities dealer, bank or other financial institution, acting on your behalf, will complete the conversion into, or itself advance, Federal Funds, generally on the business day following receipt of your order. The order is effective only when so converted and received by the Transfer Agent. If you have sufficient Federal Funds or a cash balance in your brokerage account with a securities dealer, bank or other financial institution, your order to purchase Fund shares will become effective on the day that the order, including Federal Funds, is received by the Transfer Agent.

      DREYFUS TELETRANSFER PRIVILEGE. You may purchase shares by telephone if you have checked the appropriate box and supplied the necessary information on the Account Application or have filed a Shareholder Services Form with the Transfer Agent. The proceeds will be transferred between the bank account designated in one of these documents and your Fund account. Only a bank account maintained in a domestic financial institution which is an Automated Clearing House ("ACH") member may be so designated.


      DREYFUS TELETRANSFER purchase orders may be made at any time. Purchase orders received by 4:00 p.m., Eastern time, on any day that the Transfer Agent and the New York Stock Exchange are open for business will be credited to the shareholder's Fund account on the next bank business day following such purchase order. Purchase orders made after 4:00 p.m., Eastern time, on any day the Transfer Agent and the New York Stock Exchange are open for business, or orders made on Saturday, Sunday or any Fund holiday (e.g., when the New York Stock Exchange is not open for business), will be credited to the shareholder's Fund account on the second bank business day following such PURCHASE ORDER. TO QUALIFY TO USE DREYFUS TELETRANSFER Privilege, the initial payment for purchase of Fund shares must be drawn on, and redemption proceeds paid to, the same bank and account as are designated on the Account Application or Shareholder Services Form on file. If the proceeds of a particular redemption are to be wired to an account at any other bank, the request must be in writing and signature-guaranteed. See "How to Redeem SHARES--DREYFUS TELETRANSFER Privilege."


      PROCEDURES FOR MULTIPLE ACCOUNTS. Special procedures have been designed for banks and other institutions that wish to open multiple accounts. The institution may open a single master account by filing one application with the Transfer Agent, and may open individual sub-accounts at the same time or at some later date. The Transfer Agent will provide each institution with a written confirmation for each transaction in a sub-account at no additional charge. Upon receipt of funds for investment by interbank wire, the Transfer Agent promptly will confirm the receipt of the investment by telephone or return wire to the transmitting bank, if the investor so requests.

      The Transfer Agent also will provide each institution with a monthly statement setting forth, for each sub-account, the share balance, income earned for the month, income earned for the year-to-date and the total current value of the account.

      REOPENING AN ACCOUNT. You may reopen an account with a minimum investment of $100 without filing a new Account Application during the calendar year the account is closed or during the following calendar year, provided the information on the old Account Application is still applicable.


                            SHAREHOLDER SERVICES PLAN

      The Fund has adopted a Shareholder Services Plan (the "Plan") pursuant to which the Fund reimburses the Distributor an amount not to exceed an annual rate of 0.25% of the value of the Fund's average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts.

      A quarterly report of the amounts expended under the Plan, and the purposes for which such expenditures were incurred, must be made to the Board for its review. In addition, the Plan provides that material amendments must be approved by the Fund's Board, and by the Board members who are not "interested persons" (as defined in the 1940 Act) of the Fund or the Manager and have no direct or indirect financial interest in the operation of the Plan, by vote cast in person at a meeting called for the purpose of considering such amendments. The Plan is subject to annual approval by such vote of the Board members cast in person at a meeting called for the purpose of voting on the Plan. The Plan is terminable at any time by vote of a majority of the Board members who are not "interested persons" and have no direct or indirect financial interest in the operation of the Plan.


      For the fiscal year ended May 31, 2001, the Fund paid $345,875 pursuant to the Plan.


                              HOW TO REDEEM SHARES


      GENERAL. The Fund ordinarily will make payment for all shares redeemed within seven days after receipt by the Transfer Agent of a redemption request in proper form, except as provided by the rules of the Securities and Exchange Commission. However, if you have purchased Fund shares by check, by DREYFUS TELETRANSFER PRIVILEGE OR THROUGH DREYFUS-AUTOMATIC ASSET BUILDER(R) and subsequently submit a written redemption request to the Transfer Agent, the Fund may delay redemption of such shares, and the redemption proceeds may not be transmitted to you, for up to eight business days after the purchase of such shares. In addition, the Fund will not honor checks under the Checkwriting Privilege, and will reject requests to redeem shares by wire or TELEPHONE OR PURSUANT TO THE DREYFUS TELETRANSFER Privilege, for a period of up to eight business days after receipt by the Transfer Agent of the purchase CHECK, THE DREYFUS TELETRANSFER PURCHASE OR THE DREYFUS-AUTOMATIC Asset Builder order against which such redemption is requested. These procedures will not apply if your shares were purchased by wire payment, or if you otherwise have a sufficient collected balance in your account to cover the redemption request. Prior to the time any redemption is effective, dividends on such shares will accrue and be payable, and you will be entitled to EXERCISE ALL OTHER RIGHTS OF BENEFICIAL OWNERSHIP. Fund shares may not be redeemed until the Transfer Agent has received your Account Application.


      CHECKWRITING PRIVILEGE. The Fund provides redemption checks ("Checks") automatically upon opening an account, unless you specifically refuse the Checkwriting Privilege by checking the applicable "No" box on the Account Application. Checks will be sent only to the registered owner(s) of the account and only to the address of record. The Checkwriting Privilege may be established for an existing account by a separate signed Shareholder Services Form. The Account Application or Shareholder Services Form must be manually signed by the registered owner(s). Checks are drawn on your Fund account and may be made payable to the order of any person in an amount of $500 or more. When a Check is presented to the Transfer Agent for payment, the Transfer Agent, as your agent, will cause the Fund to redeem a sufficient number of shares in your account to cover the amount of the Check. Dividends are earned until the Check clears. After clearance, a copy of the Check will be returned to you. You generally will be subject to the same rules and regulations that apply to checking accounts, although election of this Privilege creates only a shareholder-transfer agent relationship with the Transfer Agent.

      You should date your Checks with the current date when you write them. Please do not postdate your Checks. If you do, the Transfer Agent will honor, upon presentment, even if presented before the date of the Check, all postdated Checks which are dated within six months of presentment for payment, if they are otherwise in good order.


      Checks are free but the Transfer Agent will impose a fee for stopping payment of a Check upon your request or if the Transfer Agent cannot honor a Check due to insufficient funds or other valid reason. If the amount of the Check is greater than the value of the shares in your account, the Check will be returned marked insufficient funds. Checks should not be used to close an account.

      WIRE REDEMPTION PRIVILEGE. By using this Privilege, you authorize the Transfer Agent to act on telephone or letter redemption instructions from any person representing himself or herself to be you, and reasonably believed by the Transfer Agent to be genuine. Ordinarily, the Fund will initiate payment for shares redeemed pursuant to this Privilege on the same business day if the Transfer Agent receives a redemption request in proper form prior to 12:00 Noon, Eastern time, on such day; otherwise, the Fund will initiate payment on the next business day. Redemption proceeds ($1,000 minimum) will be transferred by Federal Reserve wire only to the commercial bank account specified by you on the Account Application or Shareholder Services Form, or to a correspondent bank if your bank is not a member of the Federal Reserve System. Fees ordinarily are imposed by such bank and borne by the investor. Immediate notification by the correspondent bank to your bank is necessary to avoid a delay in crediting the funds to your bank account.


      To change the commercial bank or account designated to receive wire redemption proceeds, a written request must be sent to the Transfer Agent. This request must be signed by each shareholder, with each signature guaranteed as described below under "Stock Certificates; Signatures."

      DREYFUS TELETRANSFER PRIVILEGE. You may request by telephone that redemption proceeds be transferred between your Fund account and your bank account. Only a bank account maintained in a domestic financial institution which is an ACH member may be designated. Redemption proceeds will be on deposit in your account at an ACH member bank ordinarily two business days after receipt of the redemption request. Holders of jointly registered Fund OR BANK ACCOUNTS MAY REDEEM THROUGH THE DREYFUS TELETRANSFER Privilege for transfer to their bank account not more than $500,000 within any 30-day period. You should be aware that if you have selected the Dreyfus TELETRANSFER Privilege, any request for a wire redemption will be effected as A DREYFUS TELETRANSFER transaction through the ACH system unless more prompt transmittal specifically is requested. See "How to Buy Shares--Dreyfus TELETRANSFER Privilege."

      STOCK CERTIFICATES; SIGNATURES. Any certificates representing Fund shares to be redeemed must be submitted with the redemption request. Written redemption requests must be signed by each shareholder, including each holder of a joint account, and each signature must be guaranteed. Signatures on endorsed certificates submitted for redemption also must be guaranteed. The Transfer Agent has adopted standards and procedures pursuant to which signature-guarantees in proper form generally will be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program, the Securities Transfer Agents Medallion Program ("STAMP") and the Stock Exchanges Medallion Program. Guarantees must be signed by an authorized signatory of the guarantor and "Signature-Guaranteed" must appear with the signature. The Transfer Agent may request additional documentation from corporations, executors, administrators, trustees or guardians, and may accept other suitable verification arrangements from foreign investors, such as consular verification. For more information with respect to signature-guarantees, please call one of the telephone numbers listed on the cover.

      REDEMPTION COMMITMENT. The Fund has committed itself to pay in cash all redemption requests by any shareholder of record, limited in amount during any 90-day period to the lesser of $250,000 or 1% of the value of the Fund's net assets at the beginning of such period. Such commitment is irrevocable without the prior approval of the Securities and Exchange Commission. In the case of requests for redemption in excess of such amount, the Fund's Board reserves the right to make payments in whole or in part in securities or other assets of the Fund in case of an emergency or any time a cash distribution would impair the liquidity of the Fund to the detriment of the existing shareholders. In such event, the securities would be valued in the same manner as the Fund's portfolio is valued. If the recipient sells such securities, brokerage charges might be incurred.

      SUSPENSION OF REDEMPTIONS. The right of redemption may be suspended or the date of payment postponed (a) during any period when the New York Stock Exchange is closed (other than customary weekend and holiday closings), (b) when trading in the markets the Fund ordinarily utilizes is restricted, or when an emergency exists as determined by the Securities and Exchange Commission so that disposal of the Fund's investments or determination of its net asset value is not reasonably practicable or (c) for such other periods as the Securities and Exchange Commission by order may permit to protect the Fund's shareholders.

                              SHAREHOLDER SERVICES


      FUND EXCHANGES. You may purchase, in exchange for shares of the Fund, shares of certain other funds managed or administered by the Manager or shares of certain funds advised by Founders Asset Management LLC ("Founders"), an affiliate of the Manager, to the extent such shares are offered for sale in your state of residence. Shares of other funds purchased by exchange will be purchased on the basis of relative net asset value per share as follows:


      A. Exchanges for shares of funds offered without a sales load will be made without a sales load.

      B. Shares of funds purchased without a sales load may be exchanged for shares of other funds sold with a sales load, and the applicable sales load will be deducted.

      C. Shares of funds purchased with a sales load may be exchanged without a sales load for shares of other funds sold without a sales load.

      D. Shares of funds purchased with a sales load, shares of funds acquired by a previous exchange from shares purchased with a sales load and additional shares acquired through reinvestment of dividends or distributions of any such funds (collectively referred to herein as "Purchased Shares") may be exchanged for shares of other funds sold with a sales load (referred to herein as "Offered Shares"), but if the sales load applicable to the Offered Shares exceeds the maximum sales load that could have been imposed in connection with the Purchased Shares (at the time the Purchased Shares were acquired), without giving effect to any reduced loads, the difference will be deducted.

      To accomplish an exchange under item D above, you must notify the Transfer Agent of your prior ownership of fund shares and your account number.

      To request an exchange, you must give exchange instructions to the Transfer Agent in writing or by telephone. The ability to issue exchange instructions by telephone is given to all Fund shareholders automatically, unless you check the applicable "No" box on the Account Application, indicating that you specifically refuse this privilege. By using the Telephone Exchange Privilege, you authorize the Transfer Agent to act on TELEPHONIC INSTRUCTIONS (INCLUDING OVER THE DREYFUS TOUCH(R) automated telephone system) from any person representing himself or herself to be you, and reasonably believed by the Transfer Agent to be genuine. Telephone exchanges may be subject to limitations as to the amount involved or the number of telephone exchanges permitted. Shares issued in certificate form are not eligible for telephone exchange. No fees currently are charged shareholders directly in connection with exchanges, although the Fund reserves the right, upon not less than 60 days' written notice, to charge shareholders a nominal administrative fee in accordance with rules promulgated by the Securities and Exchange Commission.

      To establish a personal retirement plan by exchange, shares of the fund being exchanged must have a value of at least the minimum initial investment required for the fund into which the exchange is being made.


      DREYFUS AUTO-EXCHANGE PRIVILEGE. Dreyfus Auto-Exchange Privilege permits you to purchase, in exchange for shares of the Fund, shares of another fund in the Dreyfus Family of Funds or shares of certain funds advised by Founders of which you are a shareholder. This Privilege is available only for existing accounts. Shares will be exchanged on the basis of relative net asset value as described above under "Fund Exchanges." Enrollment in or modification or cancellation of this Privilege is effective three business days following notification by you. You will be notified if your account falls below the amount designated to be exchanged under this Privilege. In this case, your account will fall to zero unless additional investments are made in excess of the designated amount prior to the next Auto-Exchange transaction. Shares held under IRA and other retirement plans are eligible for this Privilege. Exchanges of IRA shares may be made between IRA accounts and from regular accounts to IRA accounts, but not from IRA accounts to regular accounts. With respect to all other retirement accounts, exchanges may be made only among those accounts.



      Shareholder Services Forms and prospectuses of the other funds may be obtained by calling 1-800-645-6561. The Fund reserves the right to reject any exchange request in whole or in part. Shares may be exchanged only between accounts having identical names and other identifying designations. The Fund Exchanges service or Dreyfus Auto-Exchange Privilege may be modified or terminated at any time upon notice to shareholders.


      DREYFUS-AUTOMATIC ASSET BUILDER(R). DREYFUS-AUTOMATIC Asset Builder permits you to purchase Fund shares (minimum of $100 and maximum of $150,000 per transaction) at regular intervals selected by you. Fund shares are purchased by transferring funds from the bank account designated by you.

      DREYFUS GOVERNMENT DIRECT DEPOSIT PRIVILEGE. Dreyfus Government Direct Deposit Privilege enables you to purchase Fund shares (minimum of $100 and maximum of $50,000 per transaction) by having Federal salary, Social Security, or certain veterans', military or other payments from the U.S. Government automatically deposited into your Fund account. You may deposit as much of such payments as you elect.

      DREYFUS PAYROLL SAVINGS PLAN. Dreyfus Payroll Savings Plan permits you to purchase Fund shares (minimum of $100 per transaction) automatically on a regular basis. Depending upon your employer's direct deposit program, you may have part or all of your paycheck transferred to your existing Dreyfus account electronically through the ACH system at each pay period. To establish a Dreyfus Payroll Savings Plan account, you must file an authorization form with your employer's payroll department. It is the sole responsibility of your employer to arrange for transactions under the Dreyfus Payroll Savings Plan.

      DREYFUS STEP PROGRAM. Dreyfus Step Program enables you to purchase Fund shares without regard to the Fund's minimum initial investment REQUIREMENTS THROUGH DREYFUS-AUTOMATIC ASSET BUILDER(R), Dreyfus Government Direct Deposit Privilege or Dreyfus Payroll Savings Plan. To establish a Dreyfus Step Program account, you must supply the necessary information on the Account Application and file the required authorization form(s) with the Transfer Agent. For more information concerning this Program, or to request the necessary authorization form(s), please call toll free 1-800-782-6620. You may terminate your participation in this Program at any time by DISCONTINUING YOUR PARTICIPATION IN DREYFUS-AUTOMATIC Asset Builder, Dreyfus Government Direct Deposit Privilege or Dreyfus Payroll Savings Plan, as the case may be, as provided under the terms of such Privilege(s). The Fund may modify or terminate this Program at any time.


      DREYFUS DIVIDEND OPTIONS. Dreyfus Dividend Sweep allows you to invest automatically your dividends or dividends and capital gain distributions, if any, from the Fund in shares of another fund in the Dreyfus Family of Funds or shares of certain funds advised by Founders of which you are a shareholder. Shares of other funds purchased pursuant to this privilege will be purchased on the basis of relative net asset value per share as follows:


      A. Dividends and distributions paid by a fund may be invested without imposition of a sales load in shares of other funds offered without a sales load.

      B. Dividends and distributions paid by a fund which does not charge a sales load may be invested in shares of other funds sold with a sales load, and the applicable sales load will be deducted.

      C. Dividends and distributions paid by a fund which charges a sales load may be invested in shares of other funds sold with a sales load (referred to herein as "Offered Shares"), but if the sales load applicable to the Offered Shares exceeds the maximum sales load charged by the fund from which dividends or distributions are being swept (without giving effect to any reduced loads), the difference will be deducted.

      D. Dividends and distributions paid by a fund may be invested in shares of other funds that impose a contingent deferred sales charge ("CDSC") and the applicable CDSC, if any, will be imposed upon redemption of such shares.

      Dreyfus Dividend ACH permits you to transfer electronically dividends or dividends and capital gain distributions, if any, from the Fund to a designated bank account. Only an account maintained at a domestic financial institution which is an ACH member may be so designated. Banks may charge a fee for this service.

      AUTOMATIC WITHDRAWAL PLAN. The Automatic Withdrawal Plan permits you to request withdrawal of a specified dollar amount (minimum of $50) on either a monthly or quarterly basis if you have a $5,000 minimum account. Withdrawal payments are the proceeds from sales of Fund shares, not the yield on the shares. If withdrawal payments exceed reinvested dividends and distributions, your shares will be reduced and eventually may be depleted. The Automatic Withdrawal Plan may be terminated at any time by you, the Fund or the Transfer Agent. Shares for which stock certificates have been issued may not be redeemed through the Automatic Withdrawal Plan.


                        DETERMINATION OF NET ASSET VALUE

      AMORTIZED COST PRICING. The valuation of the Fund's portfolio securities is based upon their amortized cost, which does not take into account unrealized capital gains or losses. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument.

      The Fund's Board has established, as a particular responsibility within the overall duty of care owed to the Fund's investors, procedures reasonably designed to stabilize the Fund's price per share as computed for purposes of purchases and redemptions at $1.00. Such procedures include review of the Fund's portfolio holdings by the Board, at such intervals as it deems appropriate, to determine whether the Fund's net asset value calculated by using available market quotations or market equivalents deviates from $1.00 per share based on amortized cost. Market quotations and market equivalents used in such review are obtained from an independent pricing service (the "Service") approved by the Board. The Service values the Fund's investments based on methods which include consideration of: yields or prices of municipal bonds of comparable quality, coupon, maturity and type; indications of values from dealers; and general market conditions. The Service also may employ electronic data processing techniques and/or a matrix system to determine valuations.

      The extent of any deviation between the Fund's net asset value based upon available market quotations or market equivalents and $1.00 per share based on amortized cost will be examined by the Board. If such deviation exceeds 1/2%, the Board promptly will consider what action, if any, will be initiated. If the Board determines that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, it has agreed to take such corrective action as it regards as necessary and appropriate, including: selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends or paying distributions from capital or capital gains; redeeming shares in kind; or establishing a net asset value per share by using available market quotations or market equivalents.

      NEW YORK STOCK EXCHANGE CLOSINGS. The holidays (as observed) on which the New York Stock Exchange is closed currently are: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.


                             PORTFOLIO TRANSACTIONS


      Portfolio securities ordinarily are purchased from and sold to parties acting as principal. Newly-issued securities ordinarily are purchased directly from the issuer or from an underwriter; other purchases and sales usually are placed with those dealers from whom it appears that the best price or execution will be obtained. Usually no brokerage commissions, as such, are paid by the Fund for such purchases and sales, although the price paid usually includes an undisclosed compensation to the dealer. The prices paid to underwriters of newly-issued securities usually include a concession paid by the issuer to the underwriter, and purchases of after-market securities from dealers ordinarily are executed at a price between the bid and asked price. No brokerage commissions have been paid by the Fund to date.

      Transactions are allocated to various dealers by the Fund's portfolio managers in their best judgment. The primary consideration is prompt and effective execution of orders at the most favorable price. Subject to that primary consideration, dealers may be selected for research, statistical or other services to enable the Manager to supplement its own research and analysis with the views and information of other securities firms and may be selected based upon their sales of shares of the Fund or other funds managed by the Manager or its affiliates.

      Research services furnished by brokers through which the Fund effects securities transactions may be used by the Manager in advising other funds it advises and, conversely, research services furnished to the Manager by brokers in connection with other funds the Manager advises may be used by the Manager in advising the Fund. Although it is not possible to place a dollar value on these services, it is the opinion of the Manager that the receipt and study of such services should not reduce the overall expenses of its research department.



                       DIVIDENDS, DISTRIBUTIONS AND TAXES


      Management believes that the Fund qualified as a "regulated investment company" under the Code for the fiscal year ended May 31, 2001. The Fund intends to continue to so qualify if such qualification is in the best interests of its shareholders. As a regulated investment company, the Fund will pay no Federal income tax on net investment income and net realized capital gains to the extent that such income and gains are distributed to shareholders in accordance with applicab provisions of the Code. To qualify as a regulated investment company, the Fund must distribute to its shareholders at least 90% of its net income (consisting of net investment income and net short-term capital gain), and meet certain asset diversification and other requirements. If the Fund did not qualify as a regulated investment company, it will be treated for tax purposes as an ordinary corporation subject to Federal income tax. The term "regulated investment company" does not imply the supervision of management or investment practices or policies by any governing agency.


      The Fund ordinarily declares dividends from net investment income on each day the New York Stock Exchange is open for business. The Fund's earnings for Saturdays, Sundays and holidays are declared as dividends on the preceding business day. Dividends usually are paid on the last calendar day of each month and are automatically reinvested in additional Fund shares at net asset value or, at your option, paid in cash. If you redeem all shares in your account at any time during the month, all dividends to which you are entitled will be paid to you along with the proceeds of the redemption. If you are an omnibus accountholder and indicate in a partial redemption request that a portion of any accrued dividends to which such account is entitled belongs to an underlying accountholder who has redeemed all shares in his or her account, such portion of the accrued dividends will be paid to you along with the proceeds of the redemption.


      If you elect to receive dividends and distributions in cash, and your dividend or distribution check is returned to the Fund as undeliverable or remains uncashed for six months, the Fund reserves the right to reinvest such dividend or distribution and all future dividends and distributions payable to you in additional Fund shares at net asset value. No interest will accrue on amounts represented by uncashed distribution or redemption checks.


      Ordinarily, gains and losses realized from portfolio transactions will be treated as capital gain or loss. However, all or a portion of any gain realized from the sale or other disposition of certain market discount bonds will be treated as ordinary income.



                                YIELD INFORMATION


      For the seven-day period ended May 31, 2001, the Fund's yield was 2.67% and its effective yield was 2.71%. Yield is computed in accordance with a standardized method which involves determining the net change in the value of a hypothetical pre-existing Fund account having a balance of one share at the beginning of a seven calendar day period for which yield is to be quoted, dividing the net change by the value of the account at the beginning of the period to obtain the base period return, and annualizing the results (i.e., multiplying the base period return by 365/7). The net change in the value of the account reflects the value of additional shares purchased with dividends declared on the original share and any such additional shares and fees that may be charged to shareholder accounts, in proportion to the length of the base period and the Fund's average account size, but does not include realized gains and losses or unrealized appreciation and depreciation. Effective yield is computed by adding 1 to the base period return (calculated as described above), raising that sum to a power equal to 365 divided by 7, and subtracting 1 from the result.

      Based upon a 2001 Federal personal income tax rate of 39.60% (as of April 30, 2001), the Fund's tax equivalent yield for the seven-day period ended May 31, 2001 was 4.42%. Tax equivalent yield is computed by dividing that portion of the yield or effective yield (calculated as described above) which is tax exempt by 1 minus a stated tax rate and adding the quotient to that portion, if any, of the yield of the Fund that is not tax exempt.

      The tax equivalent yield noted above represents the application of the highest Federal marginal personal income tax rate presently in effect. The tax equivalent figure, however, does not include the potential effect of any state or local (including, but not limited to, county, district or city) taxes, including applicable surcharges. In addition, there may be pending legislation which could affect such stated tax rates or yields. Each investor should consult its tax adviser, and consider its own factual circumstances and applicable tax laws, in order to ascertain the relevant tax equivalent yield.


      Yields will fluctuate and are not necessarily representative of future results. Each investor should remember that yield is a function of the type and quality of the instruments in the portfolio, portfolio maturity and operating expenses. An investor's principal in the Fund is not guaranteed. See "Determination of Net Asset Value" for a discussion of the manner in which the Fund's price per share is determined.


      From time to time, the Fund may use hypothetical tax equivalent yields or charts in its advertising. These hypothetical yields or charts will be used for illustrative purposes only and not as representative of the Fund's past or future performance.

      Comparative performance information may be used from time to time in advertising or marketing Fund shares, including data from Lipper Analytical Services, Inc., Bank Rate Monitor(TM), IBC's Money Fund Report(TM), Morningstar, Inc. and other industry publications. From time to time, advertising materials for the Fund also may refer to or discuss then-current or past economic conditions, developments and/or events, actual or proposed tax legislation or to statistical or other information concerning trends relating to investment companies, as compiled by industry associations such as the Investment Company Institute.

      From time to time, advertising material for the Fund may include biographical information relating to its portfolio managers and may refer to, or include commentary by a portfolio manager relating to investment strategy, asset growth, current or past business, political, economic or financial conditions and other matters of general interest to investors. From time to time, advertising materials may refer to studies performed by the Manager or its affiliates, such as "The Dreyfus Tax Informed Investing Study" or "The Dreyfus Gender Investment Comparison Study (1996 & 1997)" or other such studies.



                           INFORMATION ABOUT THE FUND

      Each Fund share has one vote and, when issued and paid for in accordance with the terms of the offering, is fully paid and non-assessable. Fund shares are of one class and have equal rights as to dividends and in liquidation. Shares have no preemptive, subscription or conversion rights and are freely transferable.

      Unless otherwise required by the 1940 Act, ordinarily it will not be necessary for the Fund to hold annual meetings of shareholders. As a result, Fund shareholders may not consider each year the election of Board members or the appointment of auditors. However, the holders of at least 10% of the shares outstanding and entitled to vote may require the Fund to hold a special meeting of shareholders for purposes of removing a Board member from office. Fund shareholders may remove a Board member by the affirmative vote of a majority of the Fund's outstanding voting shares. In addition, the Board will call a meeting of shareholders for the purpose of electing Board members if, at any time, less than a majority of the Board members then holding office have been elected by shareholders.

      The Fund sends annual and semi-annual financial statements to all its shareholders.

                        COUNSEL AND INDEPENDENT AUDITORS

      Stroock & Stroock & Lavan LLP, 180 Maiden Lane, New York, New York 10038-4982, as counsel for the Fund, has rendered its opinion as to certain legal matters regarding the due authorization and valid issuance of the shares being sold pursuant to the Fund's Prospectus.

      Ernst & Young LLP, 787 Seventh Avenue, New York, New York 10019, independent auditors, have been selected as independent auditors of the Fund.





                                    APPENDIX

                                Rating Categories

      Description of certain ratings assigned by S&P, Moody's and Fitch:

S&P

LONG-TERM

AAA

An obligation rated 'AAA' has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.


AA

An obligation rated 'AA' differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

Note: The ratings may be modified by the addition of a plus (+) or minus (-) sign designation to show relative standing within the major rating categories.

SHORT-TERM

SP-1

Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus sign (+) designation.

COMMERCIAL PAPER

A-1

This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

MOODY'S

LONG-TERM

AAA

Bonds rated 'Aaa' are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA

Bonds rated 'Aa' are judged to be of high quality by all standards. Together with the 'Aaa' group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in 'Aaa' securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the 'Aaa' securities.

Note: Moody's applies numerical modifiers 1, 2, and 3 in these generic rating classifications. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

PRIME RATING SYSTEM (SHORT-TERM)

ISSUERS RATED PRIME-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

      Leading market positions in well-established industries.

      High rates of return on funds employed.

      Conservative capitalization structure with moderate reliance on debt and ample asset protection.

      Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

      Well-established access to a range of financial markets and assured sources of alternate liquidity.

MIG/VMIG-U.S. SHORT-TERM

Municipal debt issuance ratings are designated as Moody's Investment Grade (MIG) and are divided into three levels-MIG 1 through MIG 3.

The short-term rating assigned to the demand feature of variable rate demand obligations (VRDOs) is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

MIG 1/VMIG1

This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

FITCH

LONG-TERM INVESTMENT GRADE

AAA

HIGHEST CREDIT QUALITY. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA

VERY HIGH CREDIT QUALITY. 'AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

SHORT-TERM

A short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1

HIGHEST CREDIT QUALITY. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

Notes to long-term and short-term ratings: A plus (+) or minus (-) sign designation may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the 'AAA' long-term rating category or to short-term ratings other than 'F1.'



                         DREYFUS MUNICIPAL MONEY MARKET FUND, INC.

                                 PART C. OTHER INFORMATION
                                 _________________________


Item 23.    Exhibits
_______     __________


     (a) Registrant's Articles of Incorporation and Articles of Amendment are incorporated by reference to Exhibit (1)(a) of Post-Effective Amendment No.27 to the Registration Statement on Form N-1A, filed on September 25, 1996, and Exhibit (1)(b) of Post-Effective Amendment No.27 to the Registration Statement on Form N-1A, filed on September 25, 1996.

     (b) Registrant's By-Laws, as amended, are incorporated by reference to Exhibit (b) of Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A, filed on September 28, 2000.

     (d) Management Agreement is incorporated by reference to Exhibit (5) of Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A, filed on September 26, 1995.

     (e) Distribution Agreement is incorporated by reference to Exhibit (e) of Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A, filed on September 28, 2000.

     (g)  Amended and Restated Custody Agreement is incorporated by reference to
          Exhibit 8(a) of Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A, filed on September 24, 1996. Sub-Custodian Agreements are incorporated by reference to Exhibit 8(b) of Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A, filed on July 21, 1994.

     (h) Shareholder Services Plan is incorporated by reference to Exhibit (9) of Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A, filed on September 26, 1995.

     (i) Opinion and consent of Registrant's counsel is incorporated by reference to Exhibit (10) of Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A, filed on September 26, 1995.

     (j)  Consent of Independent Auditors.


     (p) Code of Ethics is incorporated by reference to Exhibit (p) of Post-Effective Amendment No. 31 to the registration statement of on Form N-1A, filed September 28, 2000.

(PAGE)

Item 23.    Exhibits. - List (continued)
_______     _____________________________________________________

            Other Exhibits
            ______________

               (a) Powers of Attorney of the Board members and officers are incorporated by reference to Other Exhibits (a) of Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A, filed on September 28, 2000.

               (b) Certificate of Secretary is incorporated by reference to Other Exhibits (b) of Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A, filed on September 28, 2000.

Item 24.    Persons Controlled by or under Common Control with Registrant.
_______     ______________________________________________________________

            Not Applicable

Item 25.  Indemnification
_______   _______________

          The  statement  as  to  the  general   effect  of  any  contract,
          arrangements or statute under which a director, officer, underwriter or affiliated person of the Registrant is insured or indemnified in any manner against any liability which may be incurred in such capacity, other than insurance provided by any director, officer, affiliated person or underwriter for their own protection, is incorporated by reference to Item 24 of Part C of Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A, filed on September 25, 1996.

          Reference is also made to the Distribution Agreement attached as Exhibit (e) of Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A, filed on September 28, 2000.

Item 26.  Business and Other Connections of Investment Adviser.
_______   ____________________________________________________

          The Dreyfus Corporation ("Dreyfus") and subsidiary companies comprise a financial service organization whose business consists primarily of providing investment management services as the investment adviser and manager for sponsored investment companies registered under the Investment Company Act of 1940 and as an investment adviser to institutional and individual accounts. Dreyfus also serves as sub-investment adviser to and/or administrator of other investment companies. Dreyfus Service Corporation, a wholly-owned subsidiary of Dreyfus, serves primarily as a registered broker-dealer and distributor of other investment companies advised and administrated by Dreyfus. Dreyfus Investment Advisors, Inc., another wholly-owned subsidiary, provides investment management services to various pension plans, institutions and individuals.



ITEM 26.          Business and Other Connections of Investment Adviser (continued)
----------------------------------------------------------------------------------

                  Officers and Directors of Investment Adviser

Name and Position
With Dreyfus                       Other Businesses                      Position Held                 Dates


MANDELL L. BERMAN                  Self-Employed                         Real Estate Consultant,       11/74 - Present
Director                           29100 Northwestern Highway            Residential Builder and
                                   Suite 370                             Private Investor
                                   Southfield, MI 48034

Stephen R. Byers                   Dreyfus Service Corporation++         Senior Vice President         3/00 - Present
Director, Chief Investment
Officer, Director of Investments   Gruntal & Co., LLC                    Partner                       5/97 - 11/99
and Senior Vice President          650 Madison Avenue                    Director                      5/97 - 11/99
                                   New York, NY 10022                    Member of Executive           5/97 - 11/99
                                                                         Committee
                                                                         Executive Vice President      6/99 - 11/99
                                                                         Chief Financial Officer       5/97 - 6/99
                                                                         Treasurer                     5/97 - 6/99

Stephen E. Canter                  Mellon Financial Corporation+         Vice Chairman                 6/01 - Present
Chairman of the Board,
President, Chief Executive         Dreyfus Investment                    Chairman of the Board         1/97 - Present
Officer and Chief Operating        Advisors, Inc.++                      Director                      5/95 - Present
Officer                                                                  President                     5/95 - Present

                                   Newton Management Limited             Director                      2/99 - Present
                                   London, England

                                   Mellon Bond Associates, LLP+          Executive Committee           1/99 - Present
                                                                         Member

                                   Mellon Equity Associates, LLP+        Executive Committee           1/99 - Present
                                                                         Member

                                   Franklin Portfolio Associates,        Director                      2/99 - Present
                                   LLC*

                                   Franklin Portfolio Holdings, Inc.*    Director                      2/99 - Present

                                   The Boston Company Asset              Director                      2/99 - Present
                                   Management, LLC*

                                   TBCAM Holdings, Inc.*                 Director                      2/99 - Present

                                   Mellon Capital Management             Director                      1/99 - Present
                                   Corporation***

                                   Founders Asset Management,            Member, Board of              12/97 - Present
                                   LLC****                               Managers
                                                                         Acting Chief Executive        7/98 - 12/98
                                                                         Officer

                                   The Dreyfus Trust Company+++          Director                      6/95 - Present
                                                                         Chairman                      1/99 - Present
                                                                         President                     1/99 - Present
                                                                         Chief Executive Officer       1/99 - Present

THOMAS F. EGGERS                   Dreyfus Service Corporation++         Chief Executive Officer       3/00 - Present
Vice Chairman - Institutional                                            and Chairman of the
and Director                                                             Board
                                                                         Executive Vice President      4/96 - 3/00
                                                                         Director                      9/96 - Present

                                   Founders Asset Management,            Member, Board of              2/99 - Present
                                   LLC****                               Managers

                                   Dreyfus Investment Advisors, Inc.     Director                      1/00 - Present

                                   Dreyfus Service Organization,         Director                      3/99 - Present
                                   Inc.++

                                   Dreyfus Insurance Agency of           Director                      3/99 - Present
                                   Massachusetts, Inc. +++

                                   Dreyfus Brokerage Services, Inc.      Director                      11/97 - 6/98
                                   401 North Maple Avenue
                                   Beverly Hills, CA.

STEVEN G. ELLIOTT                  Mellon Financial Corporation+         Director                      1/01 - Present
Director                                                                 Senior Vice Chairman          1/99 - Present
                                                                         Chief Financial Officer       1/90 - Present
                                                                         Vice Chairman                 6/92 - 1/99

                                   Mellon Bank, N.A.+                    Director                      1/01 - Present
                                                                         Senior Vice Chairman          3/98 - Present
                                                                         Chief Financial Officer       1/90 - Present

                                   Mellon EFT Services Corporation       Director                      10/98 - Present
                                   Mellon Bank Center, 8th Floor
                                   1735 Market Street
                                   Philadelphia, PA 19103

                                   Mellon Financial Services             Director                      1/96 - Present
                                   Corporation #1                        Vice President                1/96 - Present
                                   Mellon Bank Center, 8th Floor
                                   1735 Market Street
                                   Philadelphia, PA 19103

                                   Boston Group Holdings, Inc.*          Vice President                5/93 - Present

                                   APT Holdings Corporation              Treasurer                     12/87 - Present
                                   Pike Creek Operations Center
                                   4500 New Linden Hill Road
                                   Wilmington, DE 19808

                                   Allomon Corporation                   Director                      12/87 - Present
                                   Two Mellon Bank Center
                                   Pittsburgh, PA 15259

                                   Collection Services Corporation       Controller                    10/90 - 2/99
                                   500 Grant Street                      Director                      9/88 - 2/99
                                   Pittsburgh, PA 15258                  Vice President                9/88 - 2/99
                                                                         Treasurer                     9/88 - 2/99

                                   Mellon Financial Company+             Principal Exec. Officer       1/88 - Present
                                                                         Chief Executive Officer       8/87 - Present
                                                                         Director                      8/87 - Present
                                                                         President                     8/87 - Present

                                   Mellon Overseas Investments           Director                      4/88 - Present
                                   Corporation+

                                   Mellon Financial Services             Treasurer                     12/87 - Present
                                   Corporation # 5+

                                   Mellon Financial Markets, Inc.+       Director                      1/99 - Present

                                   Mellon Financial Services             Director                      1/99 - Present
                                   Corporation #17
                                   Fort Lee, NJ

                                   Mellon Mortgage Company               Director                      1/99 - Present
                                   Houston, TX

                                   Mellon Ventures, Inc. +               Director                      1/99 - Present

LAWRENCE S. KASH                   Dreyfus Investment                    Director                      4/97 - 12/99
Vice Chairman                      Advisors, Inc.++

                                   Dreyfus Brokerage Services, Inc.      Chairman                      11/97 - 2/99
                                   401 North Maple Ave.                  Chief Executive Officer       11/97 - 2/98
                                   Beverly Hills, CA

                                   Dreyfus Service Corporation++         Director                      1/95 - 2/99
                                                                         President                     9/96 - 3/99

                                   Dreyfus Precious Metals, Inc.+++      Director                      3/96 - 12/98
                                                                         President                     10/96 - 12/98

                                   Dreyfus Service                       Director                      12/94 - 3/99
                                   Organization, Inc.++                  President                     1/97 -  3/99

                                   Seven Six Seven Agency, Inc. ++       Director                      1/97 - 4/99

                                   Dreyfus Insurance Agency of           Chairman                      5/97 - 3/99
                                   Massachusetts, Inc.++++               President                     5/97 - 3/99
                                                                         Director                      5/97 - 3/99

                                   The Dreyfus Trust Company+++          Chairman                      1/97 - 1/99
                                                                         President                     2/97 - 1/99
                                                                         Chief Executive Officer       2/97 - 1/99
                                                                         Director                      12/94 - Present

                                   The Dreyfus Consumer Credit           Chairman                      5/97 - 6/99
                                   Corporation++                         President                     5/97 - 6/99
                                                                         Director                      12/94 - 6/99

                                   Founders Asset Management,            Member, Board of              12/97 - 12/99
                                   LLC****                               Managers

                                   The Boston Company Advisors,          Chairman                      12/95 - 1/99
                                   Inc.                                  Chief Executive Officer       12/95 - 1/99
                                   Wilmington, DE                        President                     12/95 - 1/99

                                   The Boston Company, Inc.*             Director                      5/93 - 1/99
                                                                         President                     5/93 - 1/99

                                   Mellon Bank, N.A.+                    Executive Vice President      6/92 - Present

                                   Laurel Capital Advisors, LLP+         Chairman                      1/98 - 8/98
                                                                         Executive Committee           1/98 - 8/98
                                                                         Member
                                                                         Chief Executive Officer       1/98 - 8/98
                                                                         President                     1/98 - 8/98

                                   Laurel Capital Advisors, Inc. +       Trustee                       12/91 - 1/98
                                                                         Chairman                      9/93 - 1/98
                                                                         President and CEO             12/91 - 1/98

                                   Boston Group Holdings, Inc.*          Director                      5/93 - Present
                                                                         President                     5/93 - Present

                                   Boston Safe Deposit and Trust         Director                      6/93 - 1/99
                                   Company+                              Executive Vice President      6/93 - 4/98

MARTIN G. MCGUINN                  Mellon Financial Corporation+         Chairman                      1/99 - Present
Director                                                                 Chief Executive Officer       1/99 - Present
                                                                         Director                      1/98 - Present
                                                                         Vice Chairman                 1/90 - 1/99

                                   Mellon Bank, N. A. +                  Chairman                      3/98 - Present
                                                                         Chief Executive Officer       3/98 - Present
                                                                         Director                      1/98 - Present
                                                                         Vice Chairman                 1/90 - 3/98

                                   Mellon Leasing Corporation+           Vice Chairman                 12/96 - Present

                                   Mellon Bank (DE) National             Director                      4/89 - 12/98
                                   Association
                                   Wilmington, DE

                                   Mellon Bank (MD) National             Director                      1/96 - 4/98
                                   Association
                                   Rockville, Maryland





Michael G. Millard                 Mellon Financial Corporation+         Vice Chairman                 6/01 - Present
Director
                                   Dreyfus Service Corporation++         Director                      8/00 - Present
                                                                         Executive Vice President      8/00 - Present
                                                                         Senior Vice President         3/00 - 8/00
                                                                         Executive Vice President -    5/98 - 3/00
                                                                         Dreyfus Investment Division
                                                                         Senior Vice President -       5/97 - 5/98
                                                                         Dreyfus Investment Division
                                                                         Account Executive             4/96 - 5/97




J. DAVID OFFICER                   Dreyfus Service Corporation++         President                     3/00 - Present
Vice Chairman                                                            Executive Vice President      5/98 - 3/00
and Director                                                             Director                      3/99 - Present

                                   Dreyfus Service Organization,         Director                      3/99 - Present
                                   Inc.++

                                   Dreyfus Insurance Agency of           Director                      5/98 - Present
                                   Massachusetts, Inc.++++

                                   Dreyfus Brokerage Services, Inc.      Chairman                      3/99 - Present
                                   401 North Maple Avenue
                                   Beverly Hills, CA

                                   Seven Six Seven Agency, Inc.++        Director                      10/98 - Present

                                   Mellon Residential Funding Corp. +    Director                      4/97 - Present

                                   Mellon Trust of Florida, N.A.         Director                      8/97 - Present
                                   2875 Northeast 191st Street
                                   North Miami Beach, FL 33180

                                   Mellon Bank, NA+                      Executive Vice President      7/96 - Present

                                   The Boston Company, Inc.*             Vice Chairman                 1/97 - Present
                                                                         Director                      7/96 - Present

                                   Mellon Preferred Capital              Director                      11/96 - 1/99
                                   Corporation*

                                   RECO, Inc.*                           President                     11/96 - Present
                                                                         Director                      11/96 - Present

                                   The Boston Company Financial          President                     8/96 - 6/99
                                   Services, Inc.*                       Director                      8/96 - 6/99

                                   Boston Safe Deposit and Trust         Director                      7/96 - Present
                                   Company*                              President                     7/96 - 1/99

                                   Mellon Trust of New York              Director                      6/96 - Present
                                   1301 Avenue of the Americas
                                   New York, NY 10019

                                   Mellon Trust of California            Director                      6/96 - Present
                                   400 South Hope Street
                                   Suite 400
                                   Los Angeles, CA 90071

                                   Mellon United National Bank           Director                      3/98 - Present
                                   1399 SW 1st Ave., Suite 400
                                   Miami, Florida

                                   Boston Group Holdings, Inc.*          Director                      12/97 - Present

                                   Dreyfus Financial Services Corp. +    Director                      9/96 - Present

                                   Dreyfus Investment Services           Director                      4/96 - Present
                                   Corporation+

RICHARD W. SABO                    Founders Asset Management,            President                     12/98 - Present
Director                           LLC****                               Chief Executive Officer       12/98 - Present

                                   Prudential Securities                 Senior Vice President         07/91 - 11/98
                                   New York, NY                          Regional Director             07/91 - 11/98

RICHARD F. SYRON                   Thermo Electron                       President                     6/99 - Present
Director                           81 Wyman Street                       Chief Executive Officer       6/99 - Present
                                   Waltham, MA 02454-9046

                                   American Stock Exchange               Chairman                      4/94 - 6/99
                                   86 Trinity Place                      Chief Executive Officer       4/94 - 6/99
                                   New York, NY 10006

Ronald P. O'Hanley                 Mellon Financial Corporation+         Vice Chairman                 6/01 - Present
Vice Chairman
                                   Franklin Portfolio Holdings, Inc.*    Director                      3/97 - Present

                                   Boston Safe Deposit and Trust         Executive Committee           1/99 - Present
                                   Company*                              Member
                                                                         Director                      1/99 - Present

                                   The Boston Company, Inc.*             Executive Committee           1/99 - Present
                                                                         Member                        1/99 - Present
                                                                         Director

                                   Buck Consultants, Inc.++              Director                      7/97 - Present

                                   Newton Asset Management LTD           Executive Committee           10/98 - Present
                                   (UK)                                  Member
                                   London, England                       Director                      10/98 - Present

                                   Mellon Asset Management               Non-Resident Director         11/98 - Present
                                   (Japan) Co., LTD
                                   Tokyo, Japan

                                   TBCAM Holdings, Inc.*                 Director                      10/97 - Present

                                   The Boston Company Asset              Director                      1/98 - Present
                                   Management, LLC*

                                   Boston Safe Advisors, Inc.*           Chairman                      6/97 - Present
                                                                         Director                      2/97 - Present

                                   Pareto Partners                       Partner Representative        5/97 - Present
                                   271 Regent Street
                                   London, England W1R 8PP

                                   Mellon Capital Management             Director                      2/97 -Present
                                   Corporation***

                                   Certus Asset Advisors Corp.**         Director                      2/97 - Present

                                   Mellon Bond Associates, LLP+          Trustee                       1/98 - Present
                                                                         Chairman                      1/98 - Present

                                   Mellon Equity Associates, LLP+        Trustee                       1/98 - Present
                                                                         Chairman                      1/98 - Present

                                   Mellon-France Corporation+            Director                      3/97 - Present

                                   Laurel Capital Advisors+              Trustee                       3/97 - Present

MARK N. JACOBS                     Dreyfus Investment                    Director                      4/97 - Present
General Counsel,                   Advisors, Inc.++                      Secretary                     10/77 - 7/98
Executive Vice President,
and Secretary                      The Dreyfus Trust Company+++          Director                      3/96 - Present

                                   The TruePenny Corporation++           President                     10/98 - Present
                                                                         Director                      3/96 - Present

                                   Dreyfus Service                       Director                      3/97 - 3/99
                                   Organization, Inc.++

WILLIAM T. SANDALLS, JR.           Dreyfus Transfer, Inc.                Chairman                      2/97 - Present
Executive Vice President           One American Express Plaza,
                                   Providence, RI 02903

                                   Dreyfus Service Corporation++         Director                      1/96 - 8/00
                                                                         Executive Vice President      2/97 - Present
                                                                         Chief Financial Officer       2/97 - 12/98

                                   Dreyfus Investment                    Director                      1/96 - Present
                                   Advisors, Inc.++                      Treasurer                     1/96 - 10/98

                                   Dreyfus-Lincoln, Inc.                 Director                      12/96 - Present
                                   4500 New Linden Hill Road             President                     1/97 - Present
                                   Wilmington, DE 19808

                                   Seven Six Seven Agency, Inc.++        Director                      1/96 - 10/98
                                                                         Treasurer                     10/96 - 10/98

                                   The Dreyfus Consumer                  Director                      1/96 - Present
                                   Credit Corp.++                        Vice President                1/96 - Present
                                                                         Treasurer                     1/97 - 10/98

                                   The Dreyfus Trust Company +++         Director                      1/96 - Present

                                   Dreyfus Service Organization,         Treasurer                     10/96 - 3/99
                                   Inc.++

                                   Dreyfus Insurance Agency of           Director                      5/97 - 3/99
                                   Massachusetts, Inc.++++               Treasurer                     5/97 - 3/99
                                                                         Executive Vice President      5/97 - 3/99


DIANE P. DURNIN                    Dreyfus Service Corporation++         Senior Vice President -       5/95 - 3/99
Senior Vice President - Product                                          Marketing and Advertising
Development                                                              Division

PATRICE M. KOZLOWSKI               None
Senior Vice President - Corporate
Communications


WILLIAM H. MARESCA                 The Dreyfus Trust Company+++          Chief Financial Officer       3/99 - Present
Controller                                                               Treasurer                     9/98 - Present
                                                                         Director                      3/97 - Present

                                   Dreyfus Service Corporation++         Chief Financial Officer       12/98 - Present
                                                                         Director                       8/00 - Present

                                   Dreyfus Consumer Credit Corp. ++      Treasurer                     10/98 - Present

                                   Dreyfus Investment                    Treasurer                     10/98 - Present
                                   Advisors, Inc. ++

                                   Dreyfus-Lincoln, Inc.                 Vice President                10/98 - Present
                                   4500 New Linden Hill Road
                                   Wilmington, DE 19808

                                   The TruePenny Corporation++           Vice President                10/98 - Present

                                   Dreyfus Precious Metals, Inc. +++     Treasurer                     10/98 - 12/98

                                   The Trotwood Corporation++            Vice President                10/98 - Present

                                   Trotwood Hunters Corporation++        Vice President                10/98 - Present

                                   Trotwood Hunters Site A Corp. ++      Vice President                10/98 - Present

                                   Dreyfus Transfer, Inc.                Chief Financial Officer       5/98 - Present
                                   One American Express Plaza,
                                   Providence, RI 02903

                                   Dreyfus Service                       Treasurer                     3/99 - Present
                                   Organization, Inc.++                  Assistant  Treasurer          3/93 - 3/99

                                   Dreyfus Insurance Agency of           Assistant Treasurer           5/98 - Present
                                   Massachusetts, Inc.++++

MARY BETH LEIBIG                   None
Vice President -
Human Resources

THEODORE A. SCHACHAR               Dreyfus Service Corporation++         Vice President -Tax           10/96 - Present
Vice President - Tax
                                   The Dreyfus Consumer Credit           Chairman                      6/99 - Present
                                   Corporation ++                        President                     6/99 - Present

                                   Dreyfus Investment Advisors,          Vice President - Tax          10/96 - Present
                                   Inc.++

                                   Dreyfus Precious Metals, Inc. +++     Vice President - Tax          10/96 - 12/98

                                   Dreyfus Service Organization,         Vice President - Tax          10/96 - Present
                                   Inc.++


WENDY STRUTT                       None
Vice President

RAYMOND J. VAN COTT                Mellon Financial Corporation+         Vice President                7/98 - Present
Vice President -
Information Systems
                                   Computer Sciences Corporation         Vice President                1/96 - 7/98
                                   El Segundo, CA

JAMES BITETTO                      The TruePenny Corporation++           Secretary                     9/98 - Present
Assistant Secretary
                                   Dreyfus Service Corporation++         Assistant Secretary           8/98 - Present

                                   Dreyfus Investment                    Assistant Secretary           7/98 - Present
                                   Advisors, Inc.++

                                   Dreyfus Service                       Assistant Secretary           7/98 - Present
                                   Organization, Inc.++

STEVEN F. NEWMAN                   Dreyfus Transfer, Inc.                Vice President                2/97 - Present
Assistant Secretary                One American Express Plaza            Director                      2/97 - Present
                                   Providence, RI 02903                  Secretary                     2/97 - Present

                                   Dreyfus Service                       Secretary                     7/98 - Present
                                   Organization, Inc.++                  Assistant Secretary           5/98 - 7/98





*        The address of the business so indicated is One Boston Place, Boston, Massachusetts, 02108.
**       The address of the business so indicated is One Bush Street, Suite 450, San Francisco, California 94104.
***      The address of the business so indicated is 595 Market Street, Suite 3000, San Francisco, California 94105.
****     The address of the business so indicated is 2930 East Third Avenue, Denver, Colorado 80206.
+        The address of the business so indicated is One Mellon Bank Center, Pittsburgh, Pennsylvania 15258.
++       The address of the business so indicated is 200 Park Avenue, New York, New York 10166.
+++      The address of the business so indicated is 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144.
++++     The address of the business so indicated is 53 State Street, Boston, Massachusetts 02109.





Item 27.    Principal Underwriters
________    ______________________

      (a) Other investment companies for which Registrant's principal underwriter (exclusive distributor) acts as principal underwriter or exclusive distributor:

1)       Dreyfus A Bonds Plus, Inc.
2)       Dreyfus Appreciation Fund, Inc.
3)       Dreyfus Balanced Fund, Inc.
4)       Dreyfus BASIC GNMA Fund
5)       Dreyfus BASIC Money Market Fund, Inc.
6)       Dreyfus BASIC Municipal Fund, Inc.
7)       Dreyfus BASIC U.S. Government Money Market Fund
8)       Dreyfus California Intermediate Municipal Bond Fund
9)       Dreyfus California Tax Exempt Bond Fund, Inc.
10)      Dreyfus California Tax Exempt Money Market Fund
11)      Dreyfus Cash Management
12)      Dreyfus Cash Management Plus, Inc.
13)      Dreyfus Connecticut Intermediate Municipal Bond Fund
14)      Dreyfus Connecticut Municipal Money Market Fund, Inc.
15)      Dreyfus Florida Intermediate Municipal Bond Fund
16)      Dreyfus Florida Municipal Money Market Fund
17)      Dreyfus Founders Funds, Inc.
18)      The Dreyfus Fund Incorporated
19)      Dreyfus Global Growth Fund
20)      Dreyfus GNMA Fund, Inc.
21)      Dreyfus Government Cash Management Funds
22)      Dreyfus Growth and Income Fund, Inc.
23)      Dreyfus Growth and Value Funds, Inc.
24)      Dreyfus Growth Opportunity Fund, Inc.
25)      Dreyfus Premier Fixed Income Funds
26)      Dreyfus Index Funds, Inc.
27)      Dreyfus Institutional Money Market Fund
28)      Dreyfus Institutional Preferred Money Market Funds
29)      Dreyfus Institutional Short Term Treasury Fund
30)      Dreyfus Insured Municipal Bond Fund, Inc.
31)      Dreyfus Intermediate Municipal Bond Fund, Inc.
32)      Dreyfus International Funds, Inc.
33)      Dreyfus Investment Grade Bond Funds, Inc.
34)      Dreyfus Investment Portfolios
35)      The Dreyfus/Laurel Funds, Inc.
36)      The Dreyfus/Laurel Funds Trust
37)      The Dreyfus/Laurel Tax-Free Municipal Funds
38)      Dreyfus LifeTime Portfolios, Inc.
39)      Dreyfus Liquid Assets, Inc.
40)      Dreyfus Massachusetts Intermediate Municipal Bond Fund
41)      Dreyfus Massachusetts Municipal Money Market Fund
42)      Dreyfus Massachusetts Tax Exempt Bond Fund
43)      Dreyfus MidCap Index Fund
44)      Dreyfus Money Market Instruments, Inc.
45)      Dreyfus Municipal Bond Fund, Inc.
46)      Dreyfus Municipal Cash Management Plus
47)      Dreyfus New Jersey Intermediate Municipal Bond Fund
48)      Dreyfus New Jersey Municipal Bond Fund, Inc.
49)      Dreyfus New Jersey Municipal Money Market Fund, Inc.
50)      Dreyfus New Leaders Fund, Inc.
51)      Dreyfus New York Municipal Cash Management
52)      Dreyfus New York Tax Exempt Bond Fund, Inc.
53)      Dreyfus New York Tax Exempt Intermediate Bond Fund
54)      Dreyfus New York Tax Exempt Money Market Fund
55)      Dreyfus U.S. Treasury Intermediate Term Fund
56)      Dreyfus U.S. Treasury Long Term Fund
57)      Dreyfus 100% U.S. Treasury Money Market Fund
58)      Dreyfus Pennsylvania Intermediate Municipal Bond Fund
59)      Dreyfus Pennsylvania Municipal Money Market Fund
60)      Dreyfus Premier California Municipal Bond Fund
61)      Dreyfus Premier Equity Funds, Inc.
62)      Dreyfus Premier International Funds, Inc.
63)      Dreyfus Premier GNMA Fund
64)      Dreyfus Premier Opportunity Funds
65)      Dreyfus Premier Worldwide Growth Fund, Inc.
66)      Dreyfus Premier Municipal Bond Fund
67)      Dreyfus Premier New York Municipal Bond Fund
68)      Dreyfus Premier State Municipal Bond Fund
69)      Dreyfus Premier Value Equity Funds
70)      Dreyfus Short-Intermediate Government Fund
71)      Dreyfus Short-Intermediate Municipal Bond Fund
72)      The Dreyfus Socially Responsible Growth Fund, Inc.
73)      Dreyfus Stock Index Fund
74)      Dreyfus Tax Exempt Cash Management
75)      The Dreyfus Premier Third Century Fund, Inc.
76)      Dreyfus Treasury Cash Management
77)      Dreyfus Treasury Prime Cash Management
78)      Dreyfus Variable Investment Fund
79)      Dreyfus Worldwide Dollar Money Market Fund, Inc.
80)      General California Municipal Bond Fund, Inc.
81)      General California Municipal Money Market Fund
82)      General Government Securities Money Market Funds, Inc.
83)      General Money Market Fund, Inc.
84)      General Municipal Bond Fund, Inc.
85)      General Municipal Money Market Funds, Inc.
86)      General New York Municipal Bond Fund, Inc.
87)      General New York Municipal Money Market Fund
88)      MPAM Funds Trust



(b)

                                                                                                 Positions and
Name and principal                                                                               Offices with
Business address                      Positions and offices with the Distributor                 Registrant
----------------                      ------------------------------------------                 ----------


Thomas F. Eggers *                    Chief Executive Officer and Chairman of the Board          None
J. David Officer *                    President and Director                                     None
Stephen Burke *                       Executive Vice President and Director                      None
Charles Cardona *                     Executive Vice President and Director                      None
Anthony DeVivio **                    Executive Vice President and Director                      None
Jude C. Metcalfe **                   Executive Vice President                                   None
Michael Millard **                    Executive Vice President and Director                      None
David K. Mossman **                   Executive Vice President                                   None
Jeffrey N. Nachman ***                Executive Vice President and Chief Operations Officer      None
William T. Sandalls, Jr. *            Executive Vice President                                   None
William H. Maresca *                  Chief Financial Officer and Director                       None
James Book ****                       Senior Vice President                                      None
Ken Bradle **                         Senior Vice President                                      None
Stephen R. Byers *                    Senior Vice President                                      None
Joseph Connolly *                     Senior Vice President                                      Vice President
                                                                                                 and Treasurer
Joseph Ecks +                         Senior Vice President                                      None
William Glenn *                       Senior Vice President                                      None
Lawrence S. Kash *                    Senior Vice President                                      None
Bradley Skapyak *                     Senior Vice President                                      None
Jane Knight *                         Chief Legal Officer and Secretary                          None
Stephen Storen *                      Chief Compliance Officer                                   None
Jeffrey Cannizzaro *                  Vice President - Compliance                                None
John Geli **                          Vice President                                             None
Maria Georgopoulos *                  Vice President - Facilities Management                     None
William Germenis *                    Vice President - Compliance                                None
Walter T. Harris *                    Vice President                                             None
Janice Hayles *                       Vice President                                             None
Hal Marshall *                        Vice President - Compliance                                None
Paul Molloy *                         Vice President                                             None
B.J. Ralston **                       Vice President                                             None
Theodore A. Schachar *                Vice President - Tax                                       None
James Windels *                       Vice President                                             None
James Bitetto *                       Assistant Secretary                                        None
Ronald Jamison *                      Assistant Secretary                                        None


*    Principal business address is 200 Park Avenue, New York, NY 10166.
**   Principal business address is 144 Glenn Curtiss Blvd., Uniondale, NY 11556-0144.
***  Principal business address is 6500 Wilshire Boulevard, 8th Floor, Los Angles, CA 90048.
**** Principal business address is One Mellon Bank Center, Pittsburgh, PA 15258.
+    Principal business address is One Boston Place, Boston, MA 02108.


Item 28.       Location of Accounts and Records
-------        --------------------------------

               1.     The Bank of New York
                      100 Church Street
                      New York, New York 10286

               2.     Dreyfus Transfer, Inc.
                      P.O. Box 9671
                      Providence, Rhode Island 02940-9671

               3.     The Dreyfus Corporation
                      200 Park Avenue
                      New York, New York 10166

Item 29.       Management Services
-------        -------------------

               Not Applicable

Item 30.       Undertakings
-------        ------------

               None




                                   SIGNATURES
                                  -------------

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York on the 28th of September, 2001.

                        DREYFUS MUNICIPAL MONEY MARKET FUND, INC.

                 BY:   /s/Stephen E. Canter*
                       -----------------------------------------------
                       Stephen E. Canter, PRESIDENT

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

        Signatures                       Title                           Date
__________________________        _____________________________        ________

/s/Stephen E. Canter*             President                             9/28/01
______________________________    (Principal Executive
Stephen E. Canter                 Officer)

/s/ Joseph Connolly*               Vice President and Treasurer         9/28/01
______________________________     (Principal Financial and
Joseph Connolly                    Accounting Officer)

/s/Joseph S. DiMartino*            Chairman of the Board                9/28/01
______________________________
Joseph S. DiMartino

/s/David W. Burke*                 Board Member                         9/28/01
______________________________
David W. Burke

/s/Hodding Carter, III*            Board Member                         9/28/01
______________________________
Hodding Carter, III

/s/Ehud Houminer*                  Board Member                         9/28/01
______________________________
Ehud Houminer

/s/Richard C. Leone*               Board Member                         9/28/01
______________________________
Richard C. Leone

/s/Hans C. Mautner*                Board Member                         9/28/01
______________________________
Hans C. Mautner

/s/Robin A. Pringle*               Board Member                         9/28/01
______________________________
Robin A. Pringle

/s/John E. Zuccotti*               Board Member                         9/28/01
______________________________
John E. Zuccotti


*BY:       /s/John B. Hammalian
           _________________________
           John B. Hammalian,
           Attorney-in-Fact


                               INDEX OF EXHIBITS


Exhibit No.

23(j) Consent of Independent Auditors